UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: May 1, 2016 – July 31, 2016

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2016. The schedules have not been audited.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (70.0%)
Consumer Discretionary (8.9%)
Automobiles (1.2%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16	$290,000	$171,256
Tesla Motors, Inc.
1.500%, 6/1/18	40,000	73,950

		245,206

Household Durables (2.2%)
CalAtlantic Group, Inc.
1.625%, 5/15/18	250,000	316,094
Lennar Corp.
3.250%, 11/15/21	66,000	131,670

		447,764

Internet & Catalog Retail (2.1%)
Priceline Group, Inc.
1.000%, 3/15/18	287,000	425,119

Media (2.4%)
Liberty Interactive LLC
0.750%, 3/30/43	175,000	201,624
1.000%, 9/30/43§	144,000	124,110
Liberty Media Corp.
1.375%, 10/15/23	90,000	95,513
Live Nation Entertainment, Inc.
2.500%, 5/15/19	56,000	59,465

		480,712

Specialty Retail (1.0%)
GNC Holdings, Inc.
1.500%, 8/15/20§	82,000	67,342
Restoration Hardware Holdings, Inc.
(Zero Coupon), 6/15/19§	160,000	136,200

		203,542

Total Consumer Discretionary		1,802,343

Energy (1.2%)
Energy Equipment & Services (0.9%)
SEACOR Holdings, Inc.
3.000%, 11/15/28	57,000	44,781
Weatherford International Ltd.
5.875%, 7/1/21	117,000	130,016

		174,797

Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	71,925

Total Energy		246,722

Financials (5.1%)
Capital Markets (0.3%)
New Mountain Finance Corp.
5.000%, 6/15/19	48,000	49,080
Walter Investment Management Corp.
4.500%, 11/1/19	30,000	10,950

		60,030

Insurance (1.0%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	100,000	207,000

Real Estate Investment Trusts (REITs) (3.8%)
Colony Capital, Inc.
5.000%, 4/15/23	65,000	63,984
Colony Starwood Homes
4.500%, 10/15/17	100,000	115,875
3.000%, 7/1/19	55,000	63,525
iStar, Inc.
3.000%, 11/15/16	150,000	151,125
Starwood Property Trust, Inc.
3.750%, 10/15/17	200,000	203,500
4.000%, 1/15/19	50,000	54,250
VEREIT, Inc.
3.000%, 8/1/18	114,000	113,573

		765,832

Total Financials		1,032,862

Health Care (17.2%)
Biotechnology (7.1%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	65,000	56,347
AMAG Pharmaceuticals, Inc.
2.500%, 2/15/19	47,000	55,078
ARIAD Pharmaceuticals, Inc.
3.625%, 6/15/19§	52,000	64,935
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/18	85,000	108,056
1.500%, 10/15/20	120,000	158,700
Cepheid
1.250%, 2/1/21	163,000	149,349
Clovis Oncology, Inc.
2.500%, 9/15/21	83,000	60,850
Emergent BioSolutions, Inc.
2.875%, 1/15/21	38,000	47,476
Immunomedics, Inc.
4.750%, 2/15/20	35,000	26,119
Incyte Corp.
0.375%, 11/15/18	35,000	64,006
1.250%, 11/15/20	75,000	139,594
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	29,000	32,679
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	128,000	100,240
Ironwood Pharmaceuticals, Inc.
2.250%, 6/15/22	114,000	124,260
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	75,000	87,375
Novavax, Inc.
3.750%, 2/1/23§	28,000	36,155
TESARO, Inc.
3.000%, 10/1/21	40,000	110,050

		1,421,269

Health Care Equipment & Supplies (2.1%)
Hologic, Inc.
2.000%, 12/15/37(e)	55,000	91,747
Integra LifeSciences Holdings Corp.
1.625%, 12/15/16	115,000	184,072
Nevro Corp.
1.750%, 6/1/21	10,000	11,218
NuVasive, Inc.
2.750%, 7/1/17	48,000	72,450
Wright Medical Group, Inc.
2.000%, 2/15/20	58,000	58,616

		418,103

Health Care Providers & Services (2.4%)
Brookdale Senior Living, Inc.
2.750%, 6/15/18	55,000	55,172
HealthSouth Corp.
2.000%, 12/1/43	108,000	131,895
Molina Healthcare, Inc.
1.125%, 1/15/20	120,000	178,950
1.625%, 8/15/44	56,000	65,170
Trinity Biotech Investment Ltd.
4.000%, 4/1/45	43,000	39,990
Universal American Corp.
4.000%, 6/15/21§	19,000	19,938

		491,115

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (5.6%)
Depomed, Inc.
2.500%, 9/1/21	$55,000	$65,106
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	125,000	123,672
Innoviva, Inc.
2.125%, 1/15/23	136,000	116,535
Jazz Investments I Ltd.
1.875%, 8/15/21	120,000	131,100
Medicines Co.
1.375%, 6/1/17	76,000	112,955
2.750%, 7/15/23§	10,000	10,469
Pacira Pharmaceuticals, Inc.
3.250%, 2/1/19	54,000	84,780
Teva Pharmaceutical Finance Co. LLC
0.250%, 2/1/26	372,000	493,365

		1,137,982

Total Health Care		3,468,469

Industrials (5.3%)
Air Freight & Logistics (1.1%)
Atlas Air Worldwide Holdings, Inc.
2.250%, 6/1/22	33,000	32,567
Echo Global Logistics, Inc.
2.500%, 5/1/20	73,000	71,859
XPO Logistics, Inc.
4.500%, 10/1/17	60,000	109,013

		213,439

Airlines (1.3%)
AirTran Holdings, Inc.
5.250%, 11/1/16	100,000	261,500

Construction & Engineering (1.5%)
Dycom Industries, Inc.
0.750%, 9/15/21§	120,000	141,225
Tutor Perini Corp.
2.875%, 6/15/21§	143,000	156,585

		297,810

Machinery (0.7%)
Greenbrier Cos., Inc.
3.500%, 4/1/18	90,000	99,113
Trinity Industries, Inc.
3.875%, 6/1/36	37,000	44,284

		143,397

Professional Services (0.4%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	73,000	74,642

Transportation Infrastructure (0.3%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	60,000	69,413

Total Industrials		1,060,201

Information Technology (31.6%)
Communications Equipment (3.0%)
CalAmp Corp.
1.625%, 5/15/20	60,000	56,100
Ciena Corp.
3.750%, 10/15/18§	150,000	178,125
4.000%, 12/15/20	140,000	178,325
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	145,000	192,759

		605,309

Electronic Equipment, Instruments & Components (0.9%)
Knowles Corp.
3.250%, 11/1/21§	29,000	29,580
TTM Technologies, Inc.
1.750%, 12/15/20	92,000	107,410
Vishay Intertechnology, Inc.
2.250%, 11/15/40	50,000	53,031

		190,021

Internet Software & Services (6.0%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	61,000	59,361
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	150,000	159,562
LinkedIn Corp.
0.500%, 11/1/19	275,000	272,250
Pandora Media, Inc.
1.750%, 12/1/20§	110,000	117,150
Twitter, Inc.
0.250%, 9/15/19	125,000	115,391
VeriSign, Inc.
4.345%, 8/15/37	100,000	252,688
WebMD Health Corp.
2.625%, 6/15/23§	40,000	40,400
Yahoo!, Inc.
(Zero Coupon), 12/1/18	190,000	188,931

		1,205,733

IT Services (0.5%)
Blackhawk Network Holdings, Inc.
1.500%, 1/15/22(b)§	47,000	47,940
Cardtronics, Inc.
1.000%, 12/1/20	41,000	43,665

		91,605

Semiconductors & Semiconductor Equipment (12.7%)
Cypress Semiconductor Corp.
4.500%, 1/15/22§	13,000	14,471
Inphi Corp.
1.125%, 12/1/20§	28,000	31,395
Integrated Device Technology, Inc.
0.875%, 11/15/22§	120,000	120,900
Microchip Technology, Inc.
1.625%, 2/15/25	154,000	183,549
2.125%, 12/15/37	95,000	218,678
Micron Technology, Inc.
2.375%, 5/1/32	71,000	106,012
2.125%, 2/15/33(b)	26,000	37,651
3.000%, 11/15/43	465,000	374,906
Novellus Systems, Inc.
2.625%, 5/15/41	180,000	476,100
NVIDIA Corp.
1.000%, 12/1/18	27,000	76,359
NXP Semiconductors N.V.
1.000%, 12/1/19	197,000	218,916
ON Semiconductor Corp.
1.000%, 12/1/20	120,000	112,650
2.625%, 12/15/26	215,000	229,916
Spansion LLC
2.000%, 9/1/20	56,000	124,635
Xilinx, Inc.
2.625%, 6/15/17	135,000	237,938

		2,564,076

Software (8.2%)
Citrix Systems, Inc.
0.500%, 4/15/19	150,000	175,781
FireEye, Inc.
1.000%, 6/1/35	148,000	137,548
1.625%, 6/1/35	35,000	31,959
Nuance Communications, Inc.
1.000%, 12/15/35§	158,000	141,904
Proofpoint, Inc.
1.250%, 12/15/18	41,000	80,693
0.750%, 6/15/20	63,000	74,065

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
PROS Holdings, Inc.
2.000%, 12/1/19	$80,000	$74,450
Rovi Corp.
0.500%, 3/1/20	60,000	60,600
salesforce.com, Inc.
0.250%, 4/1/18	299,000	392,998
ServiceNow, Inc.
(Zero Coupon), 11/1/18	70,000	82,556
Synchronoss Technologies, Inc.
0.750%, 8/15/19	95,000	98,503
Take-Two Interactive Software, Inc.
1.750%, 12/1/16	84,000	176,452
Verint Systems, Inc.
1.500%, 6/1/21	129,000	121,099

		1,648,608

Technology Hardware, Storage & Peripherals (0.3%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	65,000	69,834

Total Information Technology		6,375,186

Materials (0.7%)
Construction Materials (0.7%)
Cemex S.A.B. de C.V.
3.720%, 3/15/20	135,000	137,700

Total Materials		137,700

Total Convertible Bonds		14,123,483

Total Long-Term Debt Securities (70.0%) (Cost $14,600,582)		14,123,483

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (1.4%)
Food Products (1.4%)
Bunge Ltd.
4.875%	547	54,645
Tyson Foods, Inc.
4.750%	2,809	226,153

Total Consumer Staples		280,798

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Kinder Morgan, Inc.
9.750%	1,100	53,680

Total Energy		53,680

Financials (12.0%)
Banks (9.3%)
Bank of America Corp.
7.250%	292	352,152
Huntington Bancshares, Inc./Ohio
8.500%	363	522,720
KeyCorp
7.750%	1,350	182,250

Wells Fargo & Co.
7.500%	610	812,068

		1,869,190

Capital Markets (0.1%)
AMG Capital Trust II
5.150%	545	30,009

Diversified Financial Services (0.5%)
Mandatory Exchangeable Trust
5.750%§	877	92,664

Real Estate Investment Trusts (REITs) (2.1%)
Crown Castle International Corp.
4.500%	2,500	288,650
Welltower, Inc.
6.500%	2,076	145,839

		434,489

Total Financials		2,426,352

Health Care (5.9%)
Health Care Equipment & Supplies (0.8%)
Alere, Inc.
3.000%	500	162,500

Health Care Providers & Services (1.7%)
Amsurg Corp.
5.250%	295	41,518
Anthem, Inc.
5.250%	6,880	305,954

		347,472

Pharmaceuticals (3.4%)
Allergan plc
5.500%	773	692,871

Total Health Care		1,202,843

Industrials (1.1%)
Commercial Services & Supplies (0.3%)
Stericycle, Inc.
5.250%	798	59,523

Machinery (0.8%)
Stanley Black & Decker, Inc.
6.250%	1,237	155,874

Total Industrials		215,397

Information Technology (0.9%)
Electronic Equipment, Instruments & Components (0.9%)
Belden, Inc.
6.750%	780	83,358
MTS Systems Corp.
8.750%	812	90,985

Total Information Technology		174,343

Materials (0.9%)
Metals & Mining (0.9%)
Alcoa, Inc.
5.375%	4,821	174,520

Total Materials		174,520

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.3%)
Frontier Communications Corp.
11.125%	2,757	272,612

Wireless Telecommunication Services (1.5%)
T-Mobile U.S., Inc.
5.500%	3,908	305,098

Total Telecommunication Services		577,710

Total Convertible Preferred Stocks (25.3%) (Cost $4,905,883)		5,105,643

Total Investments (95.3%) (Cost $19,506,465)		19,229,126
Other Assets Less Liabilities (4.7%)		953,542

Net Assets (100%)		$20,182,668

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2016, the market value of these securities amounted to $1,571,488 or 7.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2016. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$171,256	$1,631,087	$—	$1,802,343
Energy	—	246,722	—	246,722
Financials	—	1,032,862	—	1,032,862
Health Care	—	3,468,469	—	3,468,469
Industrials	—	1,060,201	—	1,060,201
Information Technology	—	6,375,186	—	6,375,186
Materials	—	137,700	—	137,700
Convertible Preferred Stocks
Consumer Staples	280,798	—	—	280,798
Energy	53,680	—	—	53,680
Financials	2,303,679	122,673	—	2,426,352
Health Care	1,202,843	—	—	1,202,843
Industrials	215,397	—	—	215,397
Information Technology	83,358	90,985	—	174,343
Materials	174,520	—	—	174,520
Telecommunication Services	577,710	—	—	577,710

Total Assets	$5,063,241	$14,165,885	$—	$19,229,126

Total Liabilities	$—	$—	$—	$—

Total	$5,063,241	$14,165,885	$—	$19,229,126

(a)	A security with a market value of $182,250 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,140,203
Aggregate gross unrealized depreciation	(1,451,209)

Net unrealized depreciation	$(311,006)

Federal income tax cost of investments	$19,540,132

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.3%)
Non-Agency CMO (6.3%)
FirstKey Mortgage Trust,
Series 2014-1 A8
3.500%, 11/25/44(l)§	$606,194	$623,660
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	922,413	956,217
RALI Trust,
Series 2006-QS4 A10
6.000%, 4/25/36	1,022,382	864,961
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-7 A1
6.000%, 6/25/37	956,313	945,701

Total Asset-Backed and Mortgage-Backed Securities		3,390,539

Corporate Bonds (13.4%)
Consumer Discretionary (0.6%)
Auto Components (0.1%)
Delphi Automotive plc
4.250%, 1/15/26	40,000	43,923

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	40,000	55,261

Household Durables (0.0%)
Newell Brands, Inc.
3.150%, 4/1/21	10,000	10,486

Internet & Catalog Retail (0.0%)
Amazon.com, Inc.
3.800%, 12/5/24	20,000	22,433

Media (0.3%)
21st Century Fox America, Inc.
4.750%, 9/15/44	25,000	28,247
Comcast Corp.
4.200%, 8/15/34	50,000	55,905
Omnicom Group, Inc.
3.600%, 4/15/26	50,000	53,252

		137,404

Specialty Retail (0.1%)
Home Depot, Inc.
3.000%, 4/1/26	50,000	53,687

Total Consumer Discretionary		323,194

Consumer Staples (1.1%)
Beverages (0.1%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	20,000	24,289
Coca-Cola Co.
1.650%, 11/1/18	20,000	20,325
1.875%, 10/27/20	20,000	20,452

		65,066

Food & Staples Retailing (0.2%)
CVS Health Corp.
2.875%, 6/1/26	15,000	15,476
Kroger Co.
6.150%, 1/15/20	5,000	5,756
3.400%, 4/15/22	50,000	53,342
Wal-Mart Stores, Inc.
4.300%, 4/22/44	40,000	48,151

		122,725

Food Products (0.7%)
Kraft Heinz Foods Co.
2.000%, 7/2/18§	50,000	50,700
Marfrig Holdings Europe B.V.
8.000%, 6/8/23§	200,000	204,750
Tyson Foods, Inc.
3.950%, 8/15/24	90,000	98,113

		353,563

Tobacco (0.1%)
Reynolds American, Inc.
4.000%, 6/12/22	45,000	49,184

Total Consumer Staples		590,538

Energy (1.9%)
Energy Equipment & Services (0.0%)
Schlumberger Holdings Corp.
2.350%, 12/21/18§	20,000	20,423

Oil, Gas & Consumable Fuels (1.9%)
Apache Corp.
4.750%, 4/15/43	25,000	25,174
Bharat Petroleum Corp. Ltd.
4.000%, 5/8/25(m)	200,000	207,156
BP Capital Markets plc
3.062%, 3/17/22	35,000	36,728
3.119%, 5/4/26	10,000	10,267
Chevron Corp.
1.561%, 5/16/19	45,000	45,342
Cosan Overseas Ltd.
8.250%, 11/5/16(m)(y)	100,000	98,476
Delek & Avner Tamar Bond Ltd.
4.435%, 12/30/20§	100,000	104,875
Energy Transfer Partners LP
4.750%, 1/15/26	45,000	45,963
Enterprise Products Operating LLC
3.700%, 2/15/26	35,000	36,247
EOG Resources, Inc.
4.150%, 1/15/26	20,000	21,850
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	35,000	39,837
Occidental Petroleum Corp.
3.400%, 4/15/26	10,000	10,540
ONGC Videsh Ltd.
3.750%, 5/7/23(m)	200,000	208,100
Petroleos Mexicanos
5.625%, 1/23/46	80,000	72,600
Phillips 66
5.875%, 5/1/42	22,000	26,721

		989,876

Total Energy		1,010,299

Financials (5.1%)
Banks (2.7%)
Banco Nacional de Comercio Exterior SNC
4.375%, 10/14/25(m)	250,000	265,000
Banco Nacional de Costa Rica
5.875%, 4/25/21§	200,000	208,750
Bank of America Corp.
2.000%, 1/11/18	35,000	35,226
2.625%, 4/19/21	30,000	30,538
Bank of Montreal
2.375%, 1/25/19	50,000	51,276
BB&T Corp.
2.450%, 1/15/20	40,000	41,214
2.050%, 5/10/21	30,000	30,487

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup, Inc.
2.650%, 10/26/20	$25,000	$25,591
2.700%, 3/30/21	50,000	50,892
JPMorgan Chase & Co.
2.400%, 6/7/21	50,000	50,797
4.250%, 10/1/27	50,000	53,903
MUFG Americas Holdings Corp.
1.625%, 2/9/18	40,000	40,033
PNC Funding Corp.
3.300%, 3/8/22	50,000	53,555
Royal Bank of Canada
2.500%, 1/19/21	10,000	10,381
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	50,000	51,866
2.058%, 7/14/21	20,000	19,994
Toronto-Dominion Bank
2.125%, 4/7/21	45,000	45,721
1.800%, 7/13/21	20,000	19,979
United Overseas Bank Ltd.
3.500%, 9/16/26(l)(m)	200,000	204,372
Wells Fargo & Co.
3.550%, 9/29/25	60,000	64,415
3.000%, 4/22/26	30,000	30,837
Westpac Banking Corp.
2.600%, 11/23/20	45,000	46,592

		1,431,419

Capital Markets (0.3%)
Goldman Sachs Group, Inc.
2.875%, 2/25/21	50,000	51,290
Morgan Stanley
2.650%, 1/27/20	25,000	25,612
2.500%, 4/21/21	15,000	15,172
3.875%, 1/27/26	30,000	32,181
3.125%, 7/27/26	20,000	20,185
State Street Corp.
3.550%, 8/18/25	30,000	32,908
2.650%, 5/19/26	15,000	15,369

		192,717

Consumer Finance (0.8%)
Ally Financial, Inc.
4.125%, 3/30/20	40,000	40,924
4.250%, 4/15/21	5,000	5,125
American Express Credit Corp.
2.250%, 8/15/19	10,000	10,243
2.250%, 5/5/21	75,000	76,440
Credito Real S.A.B. de C.V.
7.250%, 7/20/23(b)§	200,000	196,210
General Motors Financial Co., Inc.
2.400%, 5/9/19	35,000	34,869
3.200%, 7/6/21	10,000	10,112
Synchrony Financial
3.000%, 8/15/19	50,000	51,093

		425,016

Diversified Financial Services (0.9%)
GrupoSura Finance S.A.
5.500%, 4/29/26§	200,000	215,500
National Rural Utilities Cooperative Finance Corp.
10.375%, 11/1/18	10,000	12,019
2.000%, 1/27/20	65,000	66,291
S&P Global, Inc.
4.400%, 2/15/26	20,000	22,727
Shell International Finance B.V.
1.375%, 5/10/19	55,000	55,166
SUAM Finance B.V.
4.875%, 4/17/24(m)	100,000	104,500

		476,203

Insurance (0.2%)
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	60,000	74,524
TIAA Asset Management Finance Co. LLC
2.950%, 11/1/19§	41,000	41,895

		116,419

Real Estate Investment Trusts (REITs) (0.2%)
Boston Properties LP
4.125%, 5/15/21	40,000	43,873
Simon Property Group LP
3.300%, 1/15/26	45,000	48,372

		92,245

Total Financials		2,734,019

Health Care (1.3%)
Biotechnology (0.0%)
Celgene Corp.
3.875%, 8/15/25	20,000	21,700

Health Care Equipment & Supplies (0.1%)
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	45,000	45,678

Health Care Providers & Services (0.4%)
Anthem, Inc.
2.300%, 7/15/18	50,000	50,753
Cardinal Health, Inc.
1.950%, 6/15/18	45,000	45,515
Express Scripts Holding Co.
4.500%, 2/25/26	20,000	22,258
3.400%, 3/1/27	10,000	10,153
Laboratory Corp. of America Holdings
2.500%, 11/1/18	45,000	45,701
4.700%, 2/1/45	45,000	49,808

		224,188

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	60,000	62,994

Pharmaceuticals (0.7%)
AbbVie, Inc.
4.700%, 5/14/45	60,000	66,112
Actavis Funding SCS
2.350%, 3/12/18	65,000	65,919
AstraZeneca plc
2.375%, 11/16/20	50,000	51,329
Eli Lilly & Co.
3.700%, 3/1/45	40,000	43,513
Mylan N.V.
3.150%, 6/15/21§	45,000	46,422
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	65,000	66,527
Teva Pharmaceutical Finance Netherlands III B.V.
2.800%, 7/21/23	15,000	15,266

		355,088

Total Health Care		709,648

Industrials (0.6%)
Aerospace & Defense (0.1%)
Boeing Co.
6.875%, 3/15/39	21,000	31,990

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Lockheed Martin Corp.
4.700%, 5/15/46	$45,000	$54,511

		86,501

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	45,000	52,653

Commercial Services & Supplies (0.1%)
Waste Management, Inc.
4.100%, 3/1/45	35,000	39,823

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	40,000	48,001

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.375%, 6/1/21	35,000	35,919

Transportation Infrastructure (0.1%)
ENA Norte Trust
4.950%, 4/25/23	66,324	69,142

Total Industrials		332,039

Information Technology (0.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
1.650%, 6/15/18	45,000	45,498

IT Services (0.1%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	30,000	31,855

Semiconductors & Semiconductor Equipment (0.0%)
Intel Corp.
4.100%, 5/19/46	15,000	16,049
Lam Research Corp.
2.800%, 6/15/21	3,000	3,085
3.450%, 6/15/23	9,000	9,396

		28,530

Software (0.4%)
Microsoft Corp.
4.450%, 11/3/45	45,000	51,759
Oracle Corp.
2.250%, 10/8/19	95,000	98,074
4.125%, 5/15/45	50,000	52,271

		202,104

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
4.650%, 2/23/46	30,000	33,960
Hewlett Packard Enterprise Co.
3.600%, 10/15/20§	30,000	31,616

		65,576

Total Information Technology		373,563

Materials (0.4%)
Metals & Mining (0.2%)
Southern Copper Corp.
5.875%, 4/23/45	100,000	98,270

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
3.600%, 3/1/25§	95,000	102,349

Total Materials		200,619

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
3.400%, 5/15/25	35,000	36,214
4.125%, 2/17/26	10,000	10,876
British Telecommunications plc
5.950%, 1/15/18	100,000	106,666
Orange S.A.
2.750%, 2/6/19	45,000	46,445
Verizon Communications, Inc.
4.400%, 11/1/34	85,000	89,383

		289,584

Wireless Telecommunication Services (0.3%)
Digicel Group Ltd.
7.125%, 4/1/22(m)	200,000	164,440

Total Telecommunication Services		454,024

Utilities (0.9%)
Electric Utilities (0.7%)
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It
7.950%, 5/11/26§	200,000	210,000
Duke Energy Progress LLC
4.150%, 12/1/44	45,000	50,981
Exelon Corp.
3.400%, 4/15/26	25,000	26,183
Southern Co.
2.450%, 9/1/18	75,000	76,764

		363,928

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	70,000	97,213

Total Utilities		461,141

Total Corporate Bonds		7,189,084

Government Securities (26.3%)
Agency CMO (11.4%)
Federal Home Loan Mortgage Corp.
4.000%, 2/15/42	1,192,883	1,368,145
3.000%, 3/1/46	979,481	1,019,463
3.500%, 5/1/46	997,105	1,031,926
Federal National Mortgage Association
3.500%, 7/1/42	530,775	568,863
2.000%, 8/25/42	973,017	952,802
5.268%, 5/25/43(l)	1,263,146	1,221,499

		6,162,698

Foreign Governments (0.6%)
Instituto Costarricense de Electricidad
6.950%, 11/10/21(m)	200,000	212,000
United Mexican States
4.000%, 10/2/23	80,000	86,100

		298,100

U.S. Treasuries (14.3%)
U.S. Treasury Bonds
2.750%, 11/15/42	740,000	831,795
3.000%, 11/15/44	440,000	517,268
U.S. Treasury Notes
0.500%, 9/30/16	310,000	310,082
0.500%, 11/30/16	360,000	360,169
0.500%, 1/31/17	620,000	620,269
0.750%, 10/31/17	960,000	961,500
2.000%, 11/30/20	1,040,000	1,084,517
2.250%, 3/31/21	790,000	834,295
1.750%, 3/31/22	370,000	382,256

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 11/15/24	$620,000	$662,092
2.000%, 2/15/25	630,000	660,122
2.125%, 5/15/25	470,000	497,319

		7,721,684

Total Government Securities		14,182,482

Total Long-Term Debt Securities (46.0%) (Cost $24,024,832)		24,762,105

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (2.5%)
Hotels, Restaurants & Leisure (0.7%)
McDonald’s Corp.	1,473	173,298
Starbucks Corp.	2,975	172,699

		345,997

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	399	302,765
Priceline Group, Inc.*	111	149,940

		452,705

Media (1.0%)
Comcast Corp., Class A	4,850	326,163
Twenty-First Century Fox, Inc., Class A	7,205	191,941

		518,104

Total Consumer Discretionary		1,316,806

Consumer Staples (2.1%)
Food & Staples Retailing (1.2%)
CVS Health Corp.	2,648	245,522
Kroger Co.	6,220	212,662
Wal-Mart Stores, Inc.	2,537	185,125

		643,309

Household Products (0.4%)
Procter & Gamble Co.	2,758	236,057

Tobacco (0.5%)
Philip Morris International, Inc.	2,448	245,437

Total Consumer Staples		1,124,803

Energy (1.2%)
Energy Equipment & Services (0.1%)
Schlumberger Ltd.	769	61,920

Oil, Gas & Consumable Fuels (1.1%)
Exxon Mobil Corp.	5,114	454,890
Pioneer Natural Resources Co.	892	145,013

		599,903

Total Energy		661,823

Financials (3.7%)
Banks (1.3%)
Citigroup, Inc.	5,424	237,625
JPMorgan Chase & Co.	4,811	307,760
PNC Financial Services Group, Inc.	1,955	161,581

		706,966

Consumer Finance (0.4%)
Capital One Financial Corp.	2,953	198,087

Diversified Financial Services (0.3%)
Intercontinental Exchange, Inc.	657	173,579

Insurance (0.4%)
Chubb Ltd.	1,984	248,516

Real Estate Investment Trusts (REITs) (1.3%)
Annaly Capital Management, Inc. (REIT)	34,022	373,562
Ventas, Inc. (REIT)	4,063	309,438

		683,000

Total Financials		2,010,148

Health Care (3.3%)
Biotechnology (1.0%)
Amgen, Inc.	1,762	303,117
Biogen, Inc.*	433	125,540
Gilead Sciences, Inc.	1,309	104,026

		532,683

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	6,585	294,679
Medtronic plc	3,405	298,380

		593,059

Life Sciences Tools & Services (0.4%)
Thermo Fisher Scientific, Inc.	1,251	198,709

Pharmaceuticals (0.8%)
Johnson & Johnson	3,688	461,848

Total Health Care		1,786,299

Industrials (1.9%)
Airlines (0.2%)
Southwest Airlines Co.	3,435	127,129

Electrical Equipment (0.5%)
Eaton Corp. plc	4,434	281,160

Industrial Conglomerates (0.8%)
General Electric Co.	13,266	413,103

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co., Inc., Class A	2,767	198,754

Total Industrials		1,020,146

Information Technology (4.6%)
Internet Software & Services (1.1%)
Alphabet, Inc., Class A*	432	341,859
Facebook, Inc., Class A*	2,116	262,257

		604,116

IT Services (0.7%)
PayPal Holdings, Inc.*	5,342	198,936
Visa, Inc., Class A	2,392	186,696

		385,632

Semiconductors & Semiconductor Equipment (0.5%)
Intel Corp.	8,351	291,116

Software (1.1%)
Microsoft Corp.	6,186	350,622
Oracle Corp.	5,247	215,337

		565,959

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	2,748	286,369
EMC Corp.	12,120	342,753

		629,122

Total Information Technology		2,475,945

Materials (0.6%)
Chemicals (0.1%)
Air Products & Chemicals, Inc.	456	68,135

Containers & Packaging (0.5%)
International Paper Co.	5,155	236,151

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Total Materials		$304,286

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	5,318	230,216
Verizon Communications, Inc.	7,168	397,179

		627,395

Total Telecommunication Services		627,395

Utilities (0.6%)
Electric Utilities (0.3%)
PG&E Corp.	2,578	164,837

Multi-Utilities (0.3%)
Sempra Energy	1,454	162,674

Total Utilities		327,511

Total Common Stocks (21.7%) (Cost $10,877,782)		11,655,162

INVESTMENT COMPANIES:
Investment Companies (4.6%)
DoubleLine Floating Rate Fund‡	180,041	1,773,405
DoubleLine Global Bond Fund‡	65,067	696,215

Total Investment Companies (4.6%) (Cost $2,425,000)		2,469,620

	Principal Amount
SHORT-TERM INVESTMENT:
Government Securities (20.4%)
U.S. Treasury Bills
0.20%, 9/1/16(p)	$2,000,000	1,999,638
0.34%, 1/5/17(p)	3,000,000	2,995,487
0.42%, 3/2/17(p)	3,000,000	2,992,547
0.45%, 6/22/17(p)	3,000,000	2,987,883

Total Government Securities		10,975,555

Total Short-Term Investment (20.4%) (Cost $10,969,689)		10,975,555

Total Investments (92.7%) (Cost $48,297,303)		49,862,442
Other Assets Less Liabilities (7.3%)		3,949,674

Net Assets (100%)		$53,812,116

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2016, the market value of these securities amounted to $3,087,891 or 5.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of July 31, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2016, the market value of these securities amounted to $1,464,044 or 2.7% of net assets.

(p)	Yield to maturity.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2016.

Glossary:

CMO — Collateralized Mortgage Obligation

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

Investments in companies which were affiliates for the period ended July 31, 2016, were as follows:

Securities	Value March 8, 2016	Purchases at Cost	Sales at Cost	Value July 31, 2016	Dividend Income	Realized Gain (Loss)†
DoubleLine Floating Rate Fund	$—	$1,750,000	$—	$1,773,405	$20,614	$—
DoubleLine Global Bond Fund	—	675,000	—	696,215	1,457	—

	$—	$2,425,000	$—	$2,469,620	$22,071	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

Total Return Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	0.400%	Shiller Barclays CAPE US Sector II ER USD Index	4/3/17	$10,000,000	$1,023,371
Barclays Bank plc	0.470%	Shiller Barclays CAPE US Sector ER USD Index	8/8/16	1,800,000	75,371

					$1,098,742

Glossary:

CAPE — Cyclically Adjusted Price Earnings

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Non-Agency CMO	$—	$3,390,539	$—	$3,390,539
Common Stocks
Consumer Discretionary	1,316,806	—	—	1,316,806
Consumer Staples	1,124,803	—	—	1,124,803
Energy	661,823	—	—	661,823
Financials	2,010,148	—	—	2,010,148
Health Care	1,786,299	—	—	1,786,299
Industrials	1,020,146	—	—	1,020,146
Information Technology	2,475,945	—	—	2,475,945
Materials	304,286	—	—	304,286
Telecommunication Services	627,395	—	—	627,395
Utilities	327,511	—	—	327,511
Corporate Bonds
Consumer Discretionary	—	323,194	—	323,194
Consumer Staples	—	590,538	—	590,538
Energy	—	1,010,299	—	1,010,299
Financials	—	2,734,019	—	2,734,019
Health Care	—	709,648	—	709,648
Industrials	—	332,039	—	332,039
Information Technology	—	373,563	—	373,563
Materials	—	200,619	—	200,619
Telecommunication Services	—	454,024	—	454,024
Utilities	—	461,141	—	461,141
Government Securities
Agency CMO	—	6,162,698	—	6,162,698
Foreign Governments	—	298,100	—	298,100
U.S. Treasuries	—	7,721,684	—	7,721,684
Investment Companies
Investment Companies	2,469,620	—	—	2,469,620
Short-Term Investments
Government Securities	—	10,975,555	—	10,975,555
Total Return Swaps	—	1,098,742	—	1,098,742

Total Assets	$14,124,782	$36,836,402	$—	$50,961,184

Total Liabilities	$—	$—	$—	$—

Total	$14,124,782	$36,836,402	$—	$50,961,184

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,658,526
Aggregate gross unrealized depreciation	(93,387)

Net unrealized appreciation	$1,565,139

Federal income tax cost of investments	$48,297,303

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.5%)
Auto Components (4.9%)
Brembo S.p.A.	500	$29,208
Dana Holding Corp.	10,500	143,220
Federal-Mogul Holdings Corp.*	14,000	123,760
Superior Industries International, Inc.	800	24,448

		320,636

Hotels, Restaurants & Leisure (0.8%)
Cheesecake Factory, Inc.	1,000	51,730

Household Durables (1.5%)
Hunter Douglas N.V.	2,000	99,949

Media (10.5%)
Clear Channel Outdoor Holdings, Inc., Class A	4,000	27,960
DreamWorks Animation SKG, Inc., Class A*	5,500	225,335
EW Scripps Co., Class A*	7,000	118,720
Interpublic Group of Cos., Inc.	1,500	34,590
Liberty Braves Group, Class C*	3,004	48,004
Loral Space & Communications, Inc.*	500	17,565
Madison Square Garden Co., Class A*	401	73,299
Meredith Corp.	400	21,792
MSG Networks, Inc., Class A*	5,000	80,250
Salem Media Group, Inc.	5,008	37,910

		685,425

Multiline Retail (0.3%)
J.C. Penney Co., Inc.*	2,000	19,320

Specialty Retail (3.9%)
Aaron’s, Inc.	1,400	33,530
CST Brands, Inc.	5,000	223,600

		257,130

Textiles, Apparel & Luxury Goods (1.6%)
Tumi Holdings, Inc.*	4,000	107,000

Total Consumer Discretionary		1,541,190

Consumer Staples (8.9%)
Beverages (2.6%)
Cott Corp.	3,000	44,790
Davide Campari-Milano S.p.A.	2,000	20,649
National Beverage Corp.*	1,200	68,832
Remy Cointreau S.A.	400	34,980

		169,251

Food & Staples Retailing (0.6%)
Ingles Markets, Inc., Class A	1,000	38,830

Food Products (3.6%)
Maple Leaf Foods, Inc.	2,600	59,183
Snyder’s-Lance, Inc.	2,000	68,520
WhiteWave Foods Co.*	2,000	110,980

		238,683

Household Products (0.2%)
Energizer Holdings, Inc.	200	10,306

Personal Products (1.9%)
Avon Products, Inc.	10,000	40,700
Edgewell Personal Care Co.*	1,000	84,610

		125,310

Total Consumer Staples		582,380

Energy (0.9%)
Energy Equipment & Services (0.9%)
Weatherford International plc*	10,000	56,800

Total Energy		56,800

Financials (7.9%)
Banks (2.4%)
FCB Financial Holdings, Inc., Class A*	3,000	104,910
Flushing Financial Corp.	2,400	53,544

		158,454

Capital Markets (2.4%)
Cohen & Steers, Inc.	1,200	51,720
Janus Capital Group, Inc.	2,000	30,200
Waddell & Reed Financial, Inc., Class A	4,000	73,040

		154,960

Insurance (0.5%)
National Interstate Corp.	1,000	32,430

Real Estate Investment Trusts (REITs) (2.6%)
Ryman Hospitality Properties, Inc. (REIT)	1,300	73,112
Seritage Growth Properties (REIT), Class A	2,000	100,120

		173,232

Total Financials		519,076

Health Care (2.2%)
Health Care Equipment & Supplies (1.4%)
Alere, Inc.*	1,200	45,000
Integer Holdings Corp.*	2,000	44,420

		89,420

Health Care Providers & Services (0.8%)
BioScrip, Inc.*	1,500	3,840
Patterson Cos., Inc.	1,000	49,360

		53,200

Total Health Care		142,620

Industrials (25.4%)
Aerospace & Defense (2.2%)
B/E Aerospace, Inc.	1,400	66,969
Textron, Inc.	2,000	78,000

		144,969

Commercial Services & Supplies (0.8%)
Brink’s Co.	1,600	52,512

Construction & Engineering (0.4%)
Layne Christensen Co.*	3,000	24,000

Machinery (15.9%)
Eastern Co.	5,800	102,254
EnPro Industries, Inc.	3,000	137,250
Federal Signal Corp.	4,500	59,175
Graco, Inc.	1,600	118,416
ITT, Inc.	800	25,368
Mueller Industries, Inc.	5,800	197,432
Mueller Water Products, Inc., Class A	5,000	59,300
Navistar International Corp.*	11,000	141,020
Trinity Industries, Inc.	4,000	92,840
Twin Disc, Inc.	3,600	33,948
Xylem, Inc.	1,500	71,715

		1,038,718

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (3.4%)
Hertz Global Holdings, Inc.*	4,600	$223,928

Trading Companies & Distributors (2.7%)
GATX Corp.	1,300	58,149
Herc Holdings, Inc.*	1,533	54,191
Kaman Corp.	1,500	64,740

		177,080

Total Industrials		1,661,207

Information Technology (6.9%)
Communications Equipment (0.8%)
Communications Systems, Inc.	4,000	29,360
EchoStar Corp., Class A*	500	19,475

		48,835

Electronic Equipment, Instruments & Components (3.3%)
FEI Co.	1,500	159,630
Rofin-Sinar Technologies, Inc.*	1,800	56,880

		216,510

Internet Software & Services (1.5%)
Gogo, Inc.*	6,000	50,460
Internap Corp.*	22,000	48,840

		99,300

Semiconductors & Semiconductor Equipment (0.4%)
Sevcon, Inc.*	3,000	28,350

Technology Hardware, Storage & Peripherals (0.9%)
Diebold, Inc.	2,000	56,480

Total Information Technology		449,475

Materials (10.1%)
Chemicals (7.0%)
Ashland, Inc.	400	45,296
Chemtura Corp.*	2,800	78,652
Chr Hansen Holding A/S	1,000	62,914
Hawkins, Inc.	800	34,192
International Flavors & Fragrances, Inc.	100	13,325
Tredegar Corp.	4,000	70,800
Valspar Corp.	1,400	149,058

		454,237

Containers & Packaging (1.1%)
Myers Industries, Inc.	5,000	74,750

Metals & Mining (2.0%)
Ampco-Pittsburgh Corp.	3,400	44,914
Freeport-McMoRan, Inc.	6,500	84,240

		129,154

Total Materials		658,141

Telecommunication Services (2.3%)
Wireless Telecommunication Services (2.3%)
Millicom International Cellular S.A.	1,000	53,860
Millicom International Cellular S.A. (SDR)	1,500	80,110
U.S. Cellular Corp.*	500	20,225

Total Telecommunication Services		154,195

Utilities (6.8%)
Electric Utilities (2.7%)
El Paso Electric Co.	200	9,536
Empire District Electric Co.	5,000	168,650

		178,186

Gas Utilities (4.1%)
National Fuel Gas Co.	1,200	67,812
Piedmont Natural Gas Co., Inc.	1,200	71,760
Questar Corp.	5,000	125,850

		265,422

Total Utilities		443,608

Total Common Stocks (94.9%) (Cost $5,980,285)		6,208,692

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc.
0.000%*†	4	221

Total Convertible Preferred Stock (0.0%) (Cost $400)		221

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 6/30/25*† (Cost $—)	22	14

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	137,021	137,021

Total Short-Term Investment (2.1%) (Cost $137,021)		137,021

Total Investments (97.0%) (Cost $6,117,706)		6,345,948
Other Assets Less Liabilities (3.0%)		195,278

Net Assets (100%)		$6,541,226

*	Non-income producing.

†	Securities (totaling $235 or 0.0% of net assets) held at fair value by management.

Glossary:

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,412,033	$129,157	$—	$1,541,190
Consumer Staples	526,751	55,629	—	582,380
Energy	56,800	—	—	56,800
Financials	519,076	—	—	519,076
Health Care	142,620	—	—	142,620
Industrials	1,558,953	102,254	—	1,661,207
Information Technology	334,885	114,590	—	449,475
Materials	595,227	62,914	—	658,141
Telecommunication Services	20,225	133,970	—	154,195
Utilities	443,608	—	—	443,608
Convertible Preferred Stocks
Health Care	—	—	221	221
Short-Term Investments
Investment Companies	137,021	—	—	137,021
Warrants
Health Care	—	—	14	14

Total Assets	$5,747,199	$598,514	$235	$6,345,948

Total Liabilities	$—	$—	$—	$—

Total	$5,747,199	$598,514	$235	$6,345,948

(a)	Securities with a market value of $156,114 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$488,926
Aggregate gross unrealized depreciation	(268,517)

Net unrealized appreciation	$220,409

Federal income tax cost of investments	$6,125,539

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (1.7%)
Anheuser-Busch InBev S.A./N.V.	2,799	$360,806

Chile (1.2%)
Antofagasta plc	37,623	249,210

China (2.0%)
Alibaba Group Holding Ltd. (ADR)*	5,074	418,504

Finland (1.2%)
Sampo Oyj, Class A	5,869	243,236

France (6.5%)
Christian Dior SE	1,436	259,681
Dassault Systemes S.A.	4,676	386,175
Financiere de L’Odet	465	404,979
Iliad S.A.	1,447	281,245

		1,332,080

Germany (5.6%)
Fresenius SE & Co. KGaA	6,430	480,136
Hella KGaA Hueck & Co.	7,391	269,543
Henkel AG & Co. KGaA (Preference)(q)	3,261	406,142

		1,155,821

Israel (1.4%)
Check Point Software Technologies Ltd.*	3,696	284,149

Italy (1.4%)
Luxottica Group S.p.A.	5,952	288,865

Japan (9.5%)
Kose Corp.	3,500	328,613
Rakuten, Inc.	27,700	319,119
SoftBank Group Corp.	8,700	486,266
THK Co., Ltd.	15,100	303,672
Unicharm Corp.	25,200	524,573

		1,962,243

Jordan (3.3%)
Hikma Pharmaceuticals plc	19,338	674,116

Mexico (2.8%)
Banregio Grupo Financiero S.A.B. de C.V.	53,200	304,786
Fomento Economico Mexicano S.A.B. de C.V.	29,800	266,611

		571,397

Peru (1.5%)
Credicorp Ltd.	1,969	315,690

Philippines (1.2%)
Bank of the Philippine Islands	126,820	258,432

South Africa (1.9%)
Naspers Ltd., Class N	2,481	389,593

Spain (1.6%)
Industria de Diseno Textil S.A.	9,464	327,368

Switzerland (3.1%)
Roche Holding AG	2,528	645,563

United Kingdom (1.9%)
Reckitt Benckiser Group plc	4,001	387,709

United States (51.7%)
Alexion Pharmaceuticals, Inc.*	2,936	377,570
Alphabet, Inc., Class A*	615	486,674
Amazon.com, Inc.*	930	705,693
Apple, Inc.	4,392	457,690
Bank of the Ozarks, Inc.	9,785	352,162
Berkshire Hathaway, Inc., Class B*	4,003	577,513
BlackRock, Inc.	916	335,485
Cerner Corp.*	5,797	361,675
Charles Schwab Corp.	15,570	442,499
Chipotle Mexican Grill, Inc.*	648	274,746
Concho Resources, Inc.*	3,852	478,419
DexCom, Inc.*	5,840	538,623
Ecolab, Inc.	4,106	486,068
EOG Resources, Inc.	5,627	459,726
Facebook, Inc., Class A*	3,583	444,077
FedEx Corp.	2,413	390,665
Gilead Sciences, Inc.	5,057	401,880
IPG Photonics Corp.*	4,162	350,815
Oracle Corp.	8,359	343,053
O’Reilly Automotive, Inc.*	1,256	365,031
QUALCOMM, Inc.	4,443	278,043
Starbucks Corp.	7,145	414,767
Stryker Corp.	3,981	462,911
Synchronoss Technologies, Inc.*	10,851	405,176
Wells Fargo & Co.	10,009	480,132

		10,671,093

Total Investments (99.5%) (Cost $19,840,482)		20,535,875
Other Assets Less Liabilities (0.5%)		107,452

Net Assets (100%)		$20,643,327

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets	Market Value	% of Net Assets
Consumer Discretionary	$3,614,406	17.5%
Consumer Staples	2,274,454	11.0
Energy	938,145	4.6
Financials	3,309,935	16.0
Health Care	3,942,474	19.1
Industrials	1,099,316	5.3
Information Technology	3,854,356	18.7
Materials	735,278	3.6
Telecommunication Services	767,511	3.7
Cash and Other	107,452	0.5

		100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,760,237	$1,854,169	$—	$3,614,406
Consumer Staples	266,611	2,007,843	—	2,274,454
Energy	938,145	—	—	938,145
Financials	2,808,267	501,668	—	3,309,935
Health Care	2,142,659	1,799,815	—	3,942,474
Industrials	390,665	708,651	—	1,099,316
Information Technology	3,468,181	386,175	—	3,854,356
Materials	486,068	249,210	—	735,278
Telecommunication Services	—	767,511	—	767,511

Total Assets	$12,260,833	$8,275,042	$—	$20,535,875

Total Liabilities	$—	$—	$—	$—

Total	$12,260,833	$8,275,042	$—	$20,535,875

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,197,431
Aggregate gross unrealized depreciation	(502,038)

Net unrealized appreciation	$695,393

Federal income tax cost of investments	$19,840,482

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (95.3%)
Consumer Discretionary (13.9%)
Auto Components (0.3%)
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	$80,240	$81,945

Distributors (0.3%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	95,000	86,925

Hotels, Restaurants & Leisure (3.1%)
Eldorado Resorts, Inc.
7.000%, 8/1/23	87,000	90,480
LTF Merger Sub, Inc.
8.500%, 6/15/23§	142,000	137,740
MGM Resorts International
11.375%, 3/1/18	235,000	264,962
8.625%, 2/1/19	85,000	96,050
NCL Corp., Ltd.
5.250%, 11/15/19§	90,000	91,350
Pinnacle Entertainment, Inc.
5.625%, 5/1/24§	38,000	38,498
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	50,000	53,625
7.500%, 10/15/27	80,000	93,000

		865,705

Household Durables (1.1%)
American Greetings Corp.
7.375%, 12/1/21	52,000	54,405
Century Intermediate Holding Co.
2
9.750%, 2/15/19 PIK§	90,000	91,125
PulteGroup, Inc.
5.000%, 1/15/27	145,000	144,819

		290,349

Media (7.7%)
Altice Luxembourg S.A.
7.750%, 5/15/22§	200,000	202,260
Cablevision Systems Corp.
7.750%, 4/15/18	145,000	155,338
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20§	242,000	248,413
5.125%, 12/15/21§	75,000	74,812
CSC Holdings LLC
7.875%, 2/15/18	80,000	86,200
DISH DBS Corp.
7.875%, 9/1/19	167,000	183,700
7.750%, 7/1/26§	55,000	57,063
Gray Television, Inc.
7.500%, 10/1/20	200,000	207,750
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24§	67,000	70,811
MHGE Parent LLC/MHGE Parent Finance, Inc.
8.500%, 8/1/19§	220,000	221,100

Nexstar Broadcasting, Inc.
6.875%, 11/15/20	115,000	120,175
Nexstar Escrow Corp.
5.625%, 8/1/24(b)§	79,000	79,988
Regal Entertainment Group
5.750%, 3/15/22	34,000	35,275
Sirius XM Radio, Inc.
5.750%, 8/1/21§	180,000	187,200
Unitymedia GmbH
6.125%, 1/15/25§	200,000	210,500

		2,140,585

Multiline Retail (0.3%)
99 Cents Only Stores LLC
11.000%, 12/15/19	140,000	76,300

Specialty Retail (1.0%)
L Brands, Inc.
6.750%, 7/1/36	135,000	141,493
Penske Automotive Group, Inc.
5.750%, 10/1/22	50,000	50,750
5.500%, 5/15/26	76,000	74,860

		267,103

Textiles, Apparel & Luxury Goods (0.1%)
Wolverine World Wide, Inc.
6.125%, 10/15/20	35,000	36,050

Total Consumer Discretionary		3,844,962

Consumer Staples (5.6%)
Beverages (1.5%)
Constellation Brands, Inc.
4.750%, 12/1/25	42,000	45,453
DS Services of America, Inc.
10.000%, 9/1/21§	113,000	126,910
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	222,000	231,990

		404,353

Food & Staples Retailing (1.9%)
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18 PIK§	187,000	96,773
Fresh Market, Inc.
9.750%, 5/1/23§	106,000	98,315
Rite Aid Corp.
9.250%, 3/15/20	100,000	105,125
6.750%, 6/15/21	113,000	118,582
6.125%, 4/1/23§	100,000	106,130

		524,925

Food Products (1.6%)
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	190,000	197,600
5.750%, 6/15/25§	254,000	251,142

		448,742

Household Products (0.3%)
Spectrum Brands, Inc.
6.625%, 11/15/22	80,000	84,904

Personal Products (0.3%)
Prestige Brands, Inc.
6.375%, 3/1/24§	71,000	74,905

Total Consumer Staples		1,537,829

Energy (11.3%)
Oil, Gas & Consumable Fuels (11.3%)
Antero Resources Corp.
6.000%, 12/1/20	4,000	3,960
5.625%, 6/1/23	92,000	87,060
Artsonig Pty Ltd.
11.500%, 4/1/19 PIK(b)§	142,921	11,434
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, 11/15/22§	196,000	184,240

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625%, 1/15/22	$155,000	$111,801
7.750%, 4/15/23	35,000	25,246
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	70,000	66,325
Concho Resources, Inc.
7.000%, 1/15/21	120,000	124,056
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22	135,000	126,225
6.250%, 4/1/23	124,000	115,320
CrownRock LP/CrownRock Finance, Inc.
7.750%, 2/15/23§	30,000	31,200
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	180,000	179,550
6.750%, 8/1/22	40,000	40,300
5.625%, 6/15/24	125,000	120,312
Holly Energy Partners LP/Holly Energy Finance Corp.
6.000%, 8/1/24(b)§	70,000	70,700
Oasis Petroleum, Inc.
6.875%, 3/15/22	90,000	78,750
ONEOK, Inc.
7.500%, 9/1/23	65,000	71,175
PBF Holding Co. LLC/PBF Finance Corp.
7.000%, 11/15/23§	140,000	133,700
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, 5/15/23	174,000	174,000
Rice Energy, Inc.
7.250%, 5/1/23	65,000	65,162
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22	125,000	112,187
5.625%, 11/15/23	109,000	97,283
Sabine Pass LNG LP
7.500%, 11/30/16	100,000	101,750
Sanchez Energy Corp.
7.750%, 6/15/21	90,000	67,500
6.125%, 1/15/23	20,000	13,450
Southern Star Central Corp.
5.125%, 7/15/22§	100,000	97,556
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	95,000	95,000
5.500%, 8/15/22	150,000	138,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.625%, 10/1/20	45,000	45,450
6.750%, 3/15/24§	110,000	114,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, 10/1/20	74,000	75,850
6.125%, 10/15/21	108,000	112,331
Western Refining Logistics LP/WNRL Finance Corp.
7.500%, 2/15/23	171,000	168,862
Whiting Petroleum Corp.
5.750%, 3/15/21	75,000	62,625

Total Energy		3,122,760

Financials (8.0%)
Banks (0.2%)
Creditcorp.
12.000%, 7/15/18§	113,000	45,200

Consumer Finance (2.3%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.500%, 5/15/21	170,000	181,373
4.625%, 7/1/22	150,000	161,115
Ally Financial, Inc.
5.500%, 2/15/17	25,000	25,375
4.625%, 5/19/22	92,000	94,834
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	26,000	16,461
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	208,000	164,320

		643,478

Diversified Financial Services (2.5%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	375,000	165,000
Opal Acquisition, Inc.
8.875%, 12/15/21§	146,000	118,990
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	155,000	58,125
Speedy Group Holdings Corp.
12.000%, 11/15/17§	230,000	88,550
Stearns Holdings LLC
9.375%, 8/15/20§	271,000	256,434

		687,099

Insurance (1.0%)
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19 PIK§	183,000	176,595
HUB International Ltd.
7.875%, 10/1/21§	100,000	100,000

		276,595

Real Estate Investment Trusts (REITs) (0.5%)
Equinix, Inc.
5.875%, 1/15/26	90,000	96,750
MPT Operating Partnership LP / MPT Finance Corp.
5.250%, 8/1/26	49,000	51,514

		148,264

Real Estate Management & Development (1.5%)
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	115,000	121,681
Howard Hughes Corp.
6.875%, 10/1/21§	80,000	83,200
Realogy Group LLC/Realogy Co.-Issuer Corp.
4.500%, 4/15/19§	42,000	43,575
5.250%, 12/1/21§	69,000	72,105

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 6/1/23§	$85,000	$86,275

		406,836

Total Financials		2,207,472

Health Care (11.0%)
Health Care Equipment & Supplies (1.0%)
Alere, Inc.
7.250%, 7/1/18	183,000	183,915
Greatbatch Ltd.
9.125%, 11/1/23§	95,000	96,663

		280,578

Health Care Providers & Services (4.8%)
Centene Corp.
6.125%, 2/15/24	65,000	69,712
CHS/Community Health Systems, Inc.
8.000%, 11/15/19	110,000	105,600
HCA, Inc.
3.750%, 3/15/19	18,000	18,630
7.690%, 6/15/25	86,000	95,460
5.875%, 2/15/26	154,000	164,780
5.250%, 6/15/26	135,000	142,762
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	80,000	77,200
LifePoint Health, Inc.
5.500%, 12/1/21	88,000	92,198
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	144,000	149,573
Team Health, Inc.
7.250%, 12/15/23§	100,000	108,750
Tenet Healthcare Corp.
4.153%, 6/15/20(l)	92,000	92,092
8.000%, 8/1/20	81,000	82,369
8.125%, 4/1/22	39,000	40,291
WellCare Health Plans, Inc.
5.750%, 11/15/20	90,000	93,096

		1,332,513

Pharmaceuticals (5.2%)
Capsugel S.A.
7.000%, 5/15/19 PIK§	298,000	300,980
Concordia International Corp.
9.500%, 10/21/22§	70,000	64,050
7.000%, 4/15/23§	120,000	99,000
DPx Holdings B.V.
7.500%, 2/1/22§	182,000	193,147
Endo Finance LLC/Endo Finco, Inc.
7.250%, 1/15/22§	88,000	81,215
JLL/Delta Dutch Pledgeco B.V.
8.750%, 5/1/20 PIK§	260,000	265,200
Valeant Pharmaceuticals International, Inc.
6.750%, 8/15/18§	115,000	113,563
7.500%, 7/15/21§	140,000	129,850
6.125%, 4/15/25§	205,000	170,150

		1,417,155

Total Health Care		3,030,246

Industrials (14.5%)
Aerospace & Defense (1.8%)
Bombardier, Inc.
7.500%, 3/15/25§	135,000	117,787
DynCorp International, Inc.
11.875%, 11/30/20 PIK	283,005	220,744
TransDigm, Inc.
7.500%, 7/15/21	160,000	168,800

		507,331

Air Freight & Logistics (0.6%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§	163,000	169,214

Building Products (1.4%)
Nortek, Inc.
8.500%, 4/15/21	175,000	183,313
Standard Industries, Inc.
5.500%, 2/15/23§	100,000	104,000
6.000%, 10/15/25§	90,000	97,425

		384,738

Commercial Services & Supplies (2.0%)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, 8/1/23§	189,000	200,132
Multi-Color Corp.
6.125%, 12/1/22§	75,000	77,531
Mustang Merger Corp.
8.500%, 8/15/21§	150,000	157,313
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, 5/15/23§	122,000	130,235

		565,211

Construction & Engineering (1.0%)
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.875%, 4/15/19 PIK§	98,870	84,534
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	180,000	177,750

		262,284

Electrical Equipment (0.4%)
International Wire Group Holdings, Inc.
8.500%, 10/15/17§	100,000	101,000

Machinery (2.4%)
Case New Holland Industrial, Inc.
7.875%, 12/1/17	147,000	157,290
Manitowoc Foodservice, Inc.
9.500%, 2/15/24§	34,000	38,549
Park-Ohio Industries, Inc.
8.125%, 4/1/21	165,000	167,062
Shape Technologies Group, Inc.
7.625%, 2/1/20§	145,000	143,637
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	215,000	162,863

		669,401

Road & Rail (1.5%)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.000%, 2/15/18 PIK§	138,000	71,760
OPE KAG Finance Sub, Inc.
7.875%, 7/31/23§	222,000	224,775
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	120,000	120,000

		416,535

Trading Companies & Distributors (3.4%)
Aircastle Ltd.
5.000%, 4/1/23	72,000	75,240

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
HD Supply, Inc.
7.500%, 7/15/20	$200,000	$209,000
International Lease Finance Corp.
5.875%, 4/1/19	155,000	168,562
6.250%, 5/15/19	143,000	156,771
8.625%, 1/15/22	100,000	125,260
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	195,000	176,105
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 6/1/21§	40,000	30,250

		941,188

Total Industrials		4,016,902

Information Technology (9.7%)
Communications Equipment (1.3%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	126,000	136,080
CommScope Holding Co., Inc.
6.625%, 6/1/20 PIK§	37,000	38,295
CommScope Technologies Finance LLC
6.000%, 6/15/25§	115,000	121,325
ViaSat, Inc.
6.875%, 6/15/20	56,000	57,685

		353,385

Electronic Equipment, Instruments & Components (0.6%)
CPI International, Inc.
8.750%, 2/15/18	165,000	165,825

Internet Software & Services (1.7%)
Bankrate, Inc.
6.125%, 8/15/18§	79,000	80,037
j2 Cloud Services, Inc.
8.000%, 8/1/20	115,000	119,669
Match Group, Inc.
6.375%, 6/1/24§	76,000	80,370
Rackspace Hosting, Inc.
6.500%, 1/15/24§	190,000	195,700

		475,776

IT Services (0.7%)
Alliance Data Systems Corp.
5.375%, 8/1/22§	196,000	192,570

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.
6.750%, 3/1/19	185,000	183,779
Freescale Semiconductor, Inc.
6.000%, 1/15/22§	68,000	71,740
NXP B.V./NXP Funding LLC
4.625%, 6/1/23§	270,000	278,937

		534,456

Software (3.0%)
Activision Blizzard, Inc.
5.625%, 9/15/21§	40,000	41,600
BCP Singapore VI Cayman Financing Co., Ltd.
8.000%, 4/15/21§	155,000	136,400
BMC Software, Inc.
7.250%, 6/1/18	60,000	57,000
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	193,000	163,085
Ensemble S Merger Sub, Inc.
9.000%, 9/30/23§	276,000	281,865
Informatica LLC
7.125%, 7/15/23§	158,000	155,630

		835,580

Technology Hardware, Storage & Peripherals (0.5%)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%, 6/15/21§	132,000	137,452

Total Information Technology		2,695,044

Materials (8.4%)
Chemicals (4.2%)
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/1/21§	150,000	158,437
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/1/22§	142,000	146,345
Huntsman International LLC
4.875%, 11/15/20	175,000	177,625
INEOS Group Holdings S.A.
6.125%, 8/15/18§	200,000	202,580
Nufarm Australia Ltd.
6.375%, 10/15/19§	195,000	197,803
Rayonier AM Products, Inc.
5.500%, 6/1/24§	307,000	266,131

		1,148,921

Construction Materials (0.5%)
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, 7/15/23	137,000	138,028

Containers & Packaging (2.6%)
Berry Plastics Corp.
5.125%, 7/15/23	86,000	88,795
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is
5.625%, 12/15/16§	328,000	328,410
BWAY Holding Co.
9.125%, 8/15/21§	160,000	158,400
Coveris Holding Corp.
10.000%, 6/1/18§	148,000	151,567

		727,172

Metals & Mining (1.1%)
ArcelorMittal
8.000%, 10/15/39	205,000	216,787
Kaiser Aluminum Corp.
5.875%, 5/15/24§	24,000	25,020
Novelis, Inc.
8.375%, 12/15/17	70,000	71,491

		313,298

Total Materials		2,327,419

Telecommunication Services (11.5%)
Diversified Telecommunication Services (5.5%)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, 2/15/26§	264,000	278,388
5.875%, 5/1/27§	238,000	251,685
Columbus International, Inc.
7.375%, 3/30/21§	200,000	213,750
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	220,000	159,500

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Intelsat Luxembourg S.A.
8.125%, 6/1/23	$304,000	$70,680
Sprint Capital Corp.
6.875%, 11/15/28	110,000	94,325
8.750%, 3/15/32	290,000	274,427
Windstream Services LLC
7.750%, 10/15/20	92,000	91,540
6.375%, 8/1/23	104,000	89,378

		1,523,673

Wireless Telecommunication Services (6.0%)
Altice Financing S.A.
7.500%, 5/15/26§	200,000	201,500
Digicel Group Ltd.
8.250%, 9/30/20§	215,000	195,112
Digicel Ltd.
6.750%, 3/1/23§	200,000	183,500
Sprint Communications, Inc.
9.125%, 3/1/17	82,000	84,255
Sprint Corp.
7.875%, 9/15/23	345,000	315,261
7.125%, 6/15/24	180,000	158,634
Syniverse Holdings, Inc.
9.125%, 1/15/19	41,000	20,603
T-Mobile USA, Inc.
6.542%, 4/28/20	216,000	222,480
6.625%, 11/15/20	130,000	133,494
6.375%, 3/1/25	145,000	155,077

		1,669,916

Total Telecommunication Services		3,193,589

Utilities (1.4%)
Independent Power and Renewable Electricity Producers (1.4%)
AES Corp.
3.673%, 6/1/19(l)	91,000	90,545
NRG Energy, Inc.
7.875%, 5/15/21	106,000	109,975
Talen Energy Supply LLC
6.500%, 5/1/18	71,000	73,130
4.600%, 12/15/21	145,000	116,914

Total Utilities		390,564

Total Corporate Bonds		26,366,787

Total Long-Term Debt Securities (95.3%) (Cost $27,628,213)		26,366,787

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	306,692	306,692

Total Short-Term Investment (1.1%) (Cost $306,692)		306,692

Total Investments (96.4%) (Cost $27,934,905)		26,673,479

Other Assets Less Liabilities (3.6%)		1,000,942

Net Assets (100%)		$27,674,421

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2016, the market value of these securities amounted to $14,529,951 or 52.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At July 31, 2016, the market value of these securities amounted to $162,122 or 0.6% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of July 31, 2016.

Glossary:

PIK — Payment-in Kind Security

Country Diversification

As a Percentage of Total Net Assets

Australia	0.7%
Barbados	0.8
Bermuda	2.0
Canada	2.8
Cayman Islands	0.5
Germany	0.8
Ireland	1.2
Liberia	0.5
Luxembourg	6.7
Netherlands	3.0
United States	77.4
Cash and Other	3.6

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$3,844,962	$—	$3,844,962
Consumer Staples	—	1,537,829	—	1,537,829
Energy	—	3,122,760	—	3,122,760
Financials	—	2,207,472	—	2,207,472
Health Care	—	3,030,246	—	3,030,246
Industrials	—	4,016,902	—	4,016,902
Information Technology	—	2,695,044	—	2,695,044
Materials	—	2,327,419	—	2,327,419
Telecommunication Services	—	3,193,589	—	3,193,589
Utilities	—	390,564	—	390,564
Short-Term Investments
Investment Companies	306,692	—	—	306,692

Total Assets	$306,692	$26,366,787	$—	$26,673,479

Total Liabilities	$—	$—	$—	$—

Total	$306,692	$26,366,787	$—	$26,673,479

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$456,885
Aggregate gross unrealized depreciation	(1,723,404)

Net unrealized depreciation	$(1,266,519)

Federal income tax cost of investments	$27,939,998

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
IQ Merger Arbitrage ETF	37,830	$1,079,290
iShares® Commodities Select Strategy ETF	11,610	363,277
iShares® MSCI Global Agriculture Producers ETF	7,770	183,120
iShares® TIPS Bond ETF	9,140	1,068,466
PowerShares Multi-Strategy Alternative Portfolio*‡	43,990	995,054
ProShares Hedge Replication ETF	25,680	1,089,602
ProShares RAFI Long/Short	25,290	979,760
SPDR® Barclays Convertible Securities ETF	24,150	1,102,206
Vanguard Global ex-U.S. Real Estate ETF	9,490	533,718
Vanguard REIT ETF	6,140	567,643
WisdomTree Managed Futures Strategy Fund*	26,030	1,091,698

Total Investment Companies (75.8%) (Cost $9,050,288)		9,053,834

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	13,050	179,176
PowerShares DB Commodity Index Tracking Fund*	35,610	508,511
PowerShares DB G10 Currency Harvest Fund*	43,580	1,061,609
PowerShares DB Gold Fund*	19,760	871,811
PowerShares DB Silver Fund*	1,900	61,313

Total Other Exchange Traded Funds (ETFs) (22.5%) (Cost $2,576,154)		2,682,420

Total Investments (98.3%) (Cost $11,626,442)		11,736,254
Other Assets Less Liabilities (1.7%)		200,874

Net Assets (100%)		$11,937,128

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the nine months ended July 31, 2016, were as follows:

Securities	Value October 31, 2015	Purchases at Cost	Sales at Cost	Value July 31, 2016	Dividend Income	Realized Gain (Loss)†
PowerShares Multi-Strategy Alternative Portfolio	$882,982	$111,155	$—	$995,054	$—	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$9,053,834	$—	$—	$9,053,834
Other Exchange Traded Funds (ETFs)	2,682,420	—	—	2,682,420

Total Assets	$11,736,254	$—	$—	$11,736,254

Total Liabilities	$—	$—	$—	$—

Total	$11,736,254	$—	$—	$11,736,254

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$329,435
Aggregate gross unrealized depreciation	(219,623)

Net unrealized appreciation	$109,812

Federal income tax cost of investments	$11,626,442

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.8%)
Bridgestone Corp.	600	$21,175
Continental AG	100	20,963
Delphi Automotive plc	300	20,346
Magna International, Inc.	300	11,558
Valeo S.A.	270	13,855

		87,897

Automobiles (0.9%)
Bayerische Motoren Werke (BMW) AG	200	17,228
Fuji Heavy Industries Ltd.	400	15,740
General Motors Co.	1,100	34,694
Isuzu Motors Ltd.	1,000	13,221
Toyota Motor Corp.	300	17,329

		98,212

Distributors (0.3%)
Genuine Parts Co.	300	30,672

Hotels, Restaurants & Leisure (2.4%)
Compass Group plc	2,000	38,010
Las Vegas Sands Corp.	300	15,195
McDonald’s Corp.	800	94,120
Oriental Land Co., Ltd.	200	12,760
Sodexo S.A.	100	11,711
Starbucks Corp.	800	46,440
Tatts Group Ltd.	2,200	6,905
Whitbread plc	200	10,214
Yum! Brands, Inc.	400	35,768

		271,123

Household Durables (0.3%)
Barratt Developments plc	800	4,632
Newell Brands, Inc.	400	20,984
Persimmon plc	300	6,698
Taylor Wimpey plc	3,000	6,142
Techtronic Industries Co., Ltd.	500	2,117

		40,573

Leisure Products (0.1%)
Shimano, Inc.	100	15,926

Media (1.5%)
Comcast Corp., Class A	700	47,075
Omnicom Group, Inc.	200	16,458
Publicis Groupe S.A.	200	14,892
Singapore Press Holdings Ltd.	2,000	5,639
Sky plc	600	7,309
Thomson Reuters Corp.	700	29,493
Walt Disney Co.	500	47,975
WPP plc	400	8,989

		177,830

Multiline Retail (0.6%)
Dollar General Corp.	300	28,422
Dollar Tree, Inc.*	200	19,258

Next plc	240	15,961

		63,641

Specialty Retail (3.3%)
Hennes & Mauritz AB, Class B	1,200	36,251
Home Depot, Inc.	700	96,768
Industria de Diseno Textil S.A.	1,000	34,591
L Brands, Inc.	200	14,780
Lowe’s Cos., Inc.	500	41,140
Nitori Holdings Co., Ltd.	100	12,486
O’Reilly Automotive, Inc.*	100	29,063
Ross Stores, Inc.	400	24,732
TJX Cos., Inc.	900	73,548
Tractor Supply Co.	100	9,165
USS Co., Ltd.	500	8,590

		381,114

Textiles, Apparel & Luxury Goods (0.8%)
Burberry Group plc	400	6,988
Cie Financiere Richemont S.A. (Registered)	200	12,164
Luxottica Group S.p.A.	300	14,560
NIKE, Inc., Class B	700	38,850
VF Corp.	400	24,972

		97,534

Total Consumer Discretionary	.	1,264,522

Consumer Staples (18.9%)
Beverages (3.7%)
Anheuser-Busch InBev S.A./N.V.	200	25,781
Asahi Group Holdings Ltd.	600	20,558
Brown-Forman Corp., Class B	200	19,638
Coca-Cola Co.	2,300	100,349
Constellation Brands, Inc., Class A	100	16,463
Diageo plc	1,800	51,479
Dr. Pepper Snapple Group, Inc.	300	29,553
Heineken N.V.	200	18,881
Monster Beverage Corp.*	100	16,063
PepsiCo, Inc.	1,000	108,920
Pernod-Ricard S.A.	100	11,426

		419,111

Food & Staples Retailing (3.3%)
Alimentation Couche-Tard, Inc., Class B	300	13,564
Costco Wholesale Corp.	500	83,610
CVS Health Corp.	900	83,448
Koninklijke Ahold Delhaize N.V.	470	11,224
Kroger Co.	800	27,352
Lawson, Inc.	100	7,752
Metro, Inc.	400	14,543
Seven & i Holdings Co., Ltd.	700	29,520
Sysco Corp.	900	46,611
Wal-Mart Stores, Inc.	400	29,188
Wesfarmers Ltd.	600	19,575
Woolworths Ltd.	800	14,232

		380,619

Food Products (4.0%)
Campbell Soup Co.	200	12,454
ConAgra Foods, Inc.	200	9,352
Danone S.A.	400	30,803
General Mills, Inc.	900	64,701
Hershey Co.	300	33,228
Hormel Foods Corp.	500	18,675
J.M. Smucker Co.	200	30,832
Kellogg Co.	300	24,813
Kerry Group plc, Class A	300	25,675
McCormick & Co., Inc. (Non-Voting)	200	20,450
Mead Johnson Nutrition Co.	200	17,840
Meiji Holdings Co., Ltd.	100	10,546
Mondelez International, Inc., Class A	1,600	70,368
Nestle S.A. (Registered)	1,000	80,169
Tyson Foods, Inc., Class A	200	14,720

		464,626

Household Products (3.5%)
Church & Dwight Co., Inc.	200	19,648
Clorox Co.	200	26,214
Colgate-Palmolive Co.	1,000	74,430
Henkel AG & Co. KGaA (Preference)(q)	300	37,363
Kimberly-Clark Corp.	500	64,775

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Procter & Gamble Co.	1,400	$119,826
Reckitt Benckiser Group plc	600	58,142

		400,398

Personal Products (1.9%)
Beiersdorf AG	200	18,780
Estee Lauder Cos., Inc., Class A	200	18,580
Kao Corp.	500	27,211
L’Oreal S.A.	270	51,392
Unilever N.V. (CVA)	1,200	55,589
Unilever plc	1,000	46,764

		218,316

Tobacco (2.5%)
Altria Group, Inc.	1,400	94,780
British American Tobacco plc	900	57,465
Imperial Brands plc	600	31,632
Japan Tobacco, Inc.	600	23,668
Philip Morris International, Inc.	800	80,208

		287,753

Total Consumer Staples		2,170,823

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Enbridge, Inc.	300	12,341
Exxon Mobil Corp.	1,300	115,635
Total S.A.	900	43,025
TransCanada Corp.	1,100	51,005

Total Energy		222,006

Financials (15.2%)
Banks (6.5%)
Bank of Montreal	1,000	64,106
Bank of Nova Scotia	1,400	71,102
BB&T Corp.	400	14,748
Canadian Imperial Bank of Commerce	700	53,179
Commonwealth Bank of Australia	400	23,513
Concordia Financial Group Ltd.*	2,000	8,707
DBS Group Holdings Ltd.	1,000	11,494
DNB ASA	1,000	11,005
Hang Seng Bank Ltd.	800	14,281
Lloyds Banking Group plc	16,000	11,255
M&T Bank Corp.	200	22,912
Mizuho Financial Group, Inc.	7,300	11,955
National Bank of Canada	500	17,122
Nordea Bank AB	2,000	17,822
Oversea-Chinese Banking Corp., Ltd.	1,000	6,414
PNC Financial Services Group, Inc.	200	16,530
Royal Bank of Canada	1,400	85,341
Sumitomo Mitsui Financial Group, Inc.	400	12,968
Svenska Handelsbanken AB, Class A	1,200	14,444
Toronto-Dominion Bank	1,800	78,430
U.S. Bancorp	1,800	75,906
United Overseas Bank Ltd.	1,000	13,575
Wells Fargo & Co.	1,700	81,549
Westpac Banking Corp.	500	11,813

		750,171

Capital Markets (0.8%)
Ameriprise Financial, Inc.	100	9,584
Brookfield Asset Management, Inc., Class A	1,000	34,535
Macquarie Group Ltd.	100	5,653
T. Rowe Price Group, Inc.	300	21,207
UBS Group AG (Registered)	1,800	24,794

		95,773

Consumer Finance (0.9%)
American Express Co.	700	45,122
Discover Financial Services	400	22,736
Synchrony Financial*	1,200	33,456

		101,314

Diversified Financial Services (1.4%)
ASX Ltd.	200	7,554
Berkshire Hathaway, Inc., Class B*	700	100,989
Moody’s Corp.	200	21,202
S&P Global, Inc.	200	24,440
Singapore Exchange Ltd.	1,000	5,616

		159,801

Insurance (3.6%)
AIA Group Ltd.	2,400	14,864
Allianz SE (Registered)	210	30,122
Allstate Corp.	300	20,499
Aon plc	300	32,121
Arch Capital Group Ltd.*	200	14,526
Chubb Ltd.	100	12,526
Cincinnati Financial Corp.	300	22,410
Hannover Rueck SE	100	10,232
Insurance Australia Group Ltd.	1,400	6,426
Intact Financial Corp.	200	14,336
Marsh & McLennan Cos., Inc.	700	46,025
Medibank Pvt Ltd.	1,800	4,199
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	140	23,353
Progressive Corp.	900	29,259
Prudential plc	1,200	21,202
Sampo Oyj, Class A	600	24,866
SCOR SE	400	11,688
Suncorp Group Ltd.	300	3,062
Swiss Reinsurance AG	400	33,574
T&D Holdings, Inc.	400	4,181
Tokio Marine Holdings, Inc.	500	19,797
Travelers Cos., Inc.	100	11,622

		410,890

Real Estate Investment Trusts (REITs) (1.8%)
British Land Co. plc (REIT)	700	6,216
CapitaLand Mall Trust (REIT)	3,000	4,788
Dexus Property Group (REIT)	1,200	8,910
GPT Group (REIT)	3,000	12,790
Macerich Co. (REIT)	100	8,924
Public Storage (REIT)	100	23,892
Scentre Group (REIT)	5,300	21,347
Simon Property Group, Inc. (REIT)	300	68,112
Stockland (REIT)	1,300	4,979
Unibail-Rodamco SE (REIT)	100	27,520
Vicinity Centres (REIT)	4,100	10,781
Westfield Corp. (REIT)	1,700	13,798

		212,057

Real Estate Management & Development (0.2%)
Daito Trust Construction Co., Ltd.	100	16,847

Total Financials		1,746,853

Health Care (14.1%)
Biotechnology (1.9%)
Actelion Ltd. (Registered)*	100	17,736
Amgen, Inc.	300	51,609
Biogen, Inc.*	100	28,993
Celgene Corp.*	400	44,876
CSL Ltd.	200	17,935
Gilead Sciences, Inc.	500	39,735
Shire plc	300	19,340

		220,224

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	900	40,275

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Becton Dickinson and Co.	200	$35,200
Coloplast A/S, Class B	200	15,691
Danaher Corp.	300	24,432
Edwards Lifesciences Corp.*	200	22,904
Essilor International S.A.	100	12,807
Hoya Corp.	400	14,407
Medtronic plc	900	78,867
Smith & Nephew plc	1,000	16,450
Stryker Corp.	400	46,512
Sysmex Corp.	200	14,073
Zimmer Biomet Holdings, Inc.	100	13,114

		334,732

Health Care Providers & Services (2.3%)
Aetna, Inc.	100	11,521
Cardinal Health, Inc.	400	33,440
Fresenius Medical Care AG & Co. KGaA	100	9,141
Fresenius SE & Co. KGaA	400	29,868
HCA Holdings, Inc.*	300	23,139
Henry Schein, Inc.*	100	18,098
Laboratory Corp. of America Holdings*	100	13,956
McKesson Corp.	200	38,912
Ramsay Health Care Ltd.	100	5,988
UnitedHealth Group, Inc.	600	85,920

		269,983

Health Care Technology (0.1%)
M3, Inc.	200	6,488

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.	100	15,884
Waters Corp.*	100	15,893

		31,777

Pharmaceuticals (6.6%)
AbbVie, Inc.	400	26,492
Astellas Pharma, Inc.	1,400	23,620
AstraZeneca plc	200	13,361
Bristol-Myers Squibb Co.	200	14,962
Eli Lilly & Co.	1,100	91,179
GlaxoSmithKline plc	2,000	44,680
Johnson & Johnson	1,100	137,753
Merck & Co., Inc.	1,700	99,722
Novartis AG (Registered)	600	49,711
Novo Nordisk A/S, Class B	800	45,582
Pfizer, Inc.	2,900	106,981
Roche Holding AG	240	61,288
Sanofi	200	17,027
Zoetis, Inc.	400	20,188

		752,546

Total Health Care		1,615,750

Industrials (14.1%)
Aerospace & Defense (4.1%)
Airbus Group SE	400	23,536
BAE Systems plc	2,000	14,134
Boeing Co.	400	53,464
General Dynamics Corp.	300	44,067
Honeywell International, Inc.	500	58,165
Lockheed Martin Corp.	300	75,819
Northrop Grumman Corp.	300	64,989
Raytheon Co.	300	41,859
Rockwell Collins, Inc.	200	16,924
Rolls-Royce Holdings plc*	800	8,375
Safran S.A.	200	13,595
Singapore Technologies Engineering Ltd.	2,000	4,908
Thales S.A.	100	9,111
United Technologies Corp.	400	43,060

		472,006

Air Freight & Logistics (1.0%)
Deutsche Post AG (Registered)	1,200	35,807
United Parcel Service, Inc., Class B	700	75,670

		111,477

Building Products (0.6%)
Assa Abloy AB, Class B	1,200	26,336
Daikin Industries Ltd.	200	17,665
Geberit AG (Registered)	50	19,294

		63,295

Commercial Services & Supplies (1.0%)
Brambles Ltd.	1,300	13,287
Cintas Corp.	100	10,727
Republic Services, Inc.	400	20,504
Secom Co., Ltd.	300	22,813
Waste Connections, Inc.	100	7,448
Waste Management, Inc.	600	39,672

		114,451

Construction & Engineering (0.2%)
Brookfield Business Partners LP*	20	426
Taisei Corp.	1,000	9,066
Vinci S.A.	200	15,180

		24,672

Electrical Equipment (0.7%)
Emerson Electric Co.	500	27,950
Legrand S.A.	300	16,552
Mitsubishi Electric Corp.	1,000	11,932
Nidec Corp.	100	9,247
Rockwell Automation, Inc.	100	11,440

		77,121

Industrial Conglomerates (1.0%)
3M Co.	300	53,508
Keihan Holdings Co., Ltd.	2,000	14,485
Roper Technologies, Inc.	100	17,036
Siemens AG (Registered)	300	32,574

		117,603

Machinery (1.3%)
Atlas Copco AB, Class A	700	19,658
Cummins, Inc.	100	12,277
Deere & Co.	200	15,542
FANUC Corp.	100	16,979
Fortive Corp.*	150	7,232
Illinois Tool Works, Inc.	300	34,620
Kone Oyj, Class B	300	15,190
Kubota Corp.	1,000	14,872
Schindler Holding AG	80	15,345

		151,715

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	100	14,032

Professional Services (0.9%)
Capita plc	500	6,353
Equifax, Inc.	200	26,492
Experian plc	400	7,819
Intertek Group plc	200	9,595
SGS S.A. (Registered)	7	15,492
Verisk Analytics, Inc.*	300	25,584
Wolters Kluwer N.V.	400	16,826

		108,161

Road & Rail (2.4%)
Canadian National Railway Co.	1,000	63,394
Canadian Pacific Railway Ltd.	100	14,982
Central Japan Railway Co.	100	18,837
ComfortDelGro Corp., Ltd.	3,000	6,310

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
East Japan Railway Co.	300	$27,887
Hankyu Hanshin Holdings, Inc.	400	15,014
Kintetsu Group Holdings Co., Ltd.	2,000	8,722
Nagoya Railroad Co., Ltd.	1,000	5,665
Odakyu Electric Railway Co., Ltd.	1,000	11,957
Tobu Railway Co., Ltd.	3,000	16,318
Tokyu Corp.	1,000	8,301
Union Pacific Corp.	600	55,830
West Japan Railway Co.	300	18,832

		272,049

Trading Companies & Distributors (0.7%)
Ashtead Group plc	600	9,497
Bunzl plc	600	18,780
Fastenal Co.	200	8,550
ITOCHU Corp.	1,500	17,237
W.W. Grainger, Inc.	100	21,885

		75,949

Transportation Infrastructure (0.1%)
Aena S.A.§	90	12,980

Total Industrials		1,615,511

Information Technology (9.8%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	1,600	48,848
Motorola Solutions, Inc.	200	13,876

		62,724

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	400	23,808
Kyocera Corp.	200	9,587
Murata Manufacturing Co., Ltd.	100	12,569

		45,964

Internet Software & Services (0.3%)
Alphabet, Inc., Class A*	30	23,740
Yahoo! Japan Corp.	1,300	5,797

		29,537

IT Services (4.1%)
Accenture plc, Class A	400	45,124
Amadeus IT Holding S.A., Class A	400	18,780
Automatic Data Processing, Inc.	700	62,265
Cognizant Technology Solutions Corp., Class A*	500	28,745
Fiserv, Inc.*	300	33,108
Global Payments, Inc.	100	7,466
International Business Machines Corp.	400	64,248
MasterCard, Inc., Class A	700	66,668
Nomura Research Institute Ltd.	300	10,702
Obic Co., Ltd.	100	5,910
Paychex, Inc.	500	29,640
Visa, Inc., Class A	1,300	101,465

		474,121

Semiconductors & Semiconductor Equipment (1.6%)
ARM Holdings plc	1,200	26,554
Broadcom Ltd.	200	32,396
Lam Research Corp.	100	8,977
Linear Technology Corp.	200	11,998
NVIDIA Corp.	300	17,130
QUALCOMM, Inc.	400	25,032
Texas Instruments, Inc.	700	48,825
Xilinx, Inc.	200	10,216

		181,128

Software (2.0%)
Electronic Arts, Inc.*	300	22,896
Intuit, Inc.	300	33,297
Microsoft Corp.	1,200	68,016
Oracle Corp.	1,200	49,248
SAP SE	500	43,831
Synopsys, Inc.*	200	10,832

		228,120

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	700	72,947
Canon, Inc.	1,000	28,765

		101,712

Total Information Technology		1,123,306

Materials (3.8%)
Chemicals (3.6%)
Air Liquide S.A.	400	42,658
Air Products & Chemicals, Inc.	100	14,942
Dow Chemical Co.	400	21,468
Ecolab, Inc.	400	47,352
Givaudan S.A. (Registered)	9	18,498
International Flavors & Fragrances, Inc.	100	13,325
Johnson Matthey plc	200	8,671
Kuraray Co., Ltd.	500	6,410
Linde AG	160	23,022
LyondellBasell Industries N.V., Class A	200	15,052
Monsanto Co.	300	32,031
Nitto Denko Corp.	100	6,773
Novozymes A/S, Class B	400	19,629
PPG Industries, Inc.	200	20,942
Praxair, Inc.	400	46,616
Sherwin-Williams Co.	100	29,973
Shin-Etsu Chemical Co., Ltd.	300	20,769
Symrise AG	200	14,096
Toray Industries, Inc.	1,000	9,219

		411,446

Construction Materials (0.1%)
James Hardie Industries plc (CDI)	400	6,627

Containers & Packaging (0.1%)
Amcor Ltd.	1,500	17,121

Total Materials		435,194

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	2,300	99,567
BT Group plc	3,000	16,411
Nippon Telegraph & Telephone Corp.	600	28,702
Singapore Telecommunications Ltd.	10,000	31,178
Swisscom AG (Registered)	30	14,768
Telenor ASA	1,000	16,700
Telia Co. AB	3,000	13,691
Telstra Corp., Ltd.	6,300	27,625
Verizon Communications, Inc.	500	27,705

		276,347

Wireless Telecommunication Services (0.5%)
KDDI Corp.	800	24,658
NTT DoCoMo, Inc.	1,200	32,336

		56,994

Total Telecommunication Services		333,341

Utilities (6.6%)
Electric Utilities (3.3%)
American Electric Power Co., Inc.	500	34,650
CLP Holdings Ltd.	2,000	20,829
Duke Energy Corp.	500	42,795
Eversource Energy	500	29,245
NextEra Energy, Inc.	500	64,145

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PG&E Corp.	200	$12,788
PPL Corp.	600	22,626
Red Electrica Corp. S.A.	400	9,163
Southern Co.	1,200	64,200
SSE plc	1,200	24,076
Terna Rete Elettrica Nazionale S.p.A.	3,000	16,334
Xcel Energy, Inc.	800	35,184

		376,035

Gas Utilities (0.5%)
Hong Kong & China Gas Co., Ltd.	6,600	12,250
Osaka Gas Co., Ltd.	3,000	12,237
Snam S.p.A.	3,000	17,357
Tokyo Gas Co., Ltd.	3,000	12,907

		54,751

Multi-Utilities (2.4%)
AGL Energy Ltd.	600	9,384
Ameren Corp.	200	10,488
CMS Energy Corp.	400	18,072
Consolidated Edison, Inc.	300	24,024
Dominion Resources, Inc.	900	70,218
DTE Energy Co.	300	29,256
National Grid plc	3,000	42,999
SCANA Corp.	200	14,988
Sempra Energy	400	44,752
WEC Energy Group, Inc.	200	12,982

		277,163

Water Utilities (0.4%)
American Water Works Co., Inc.	300	24,774
Severn Trent plc	300	9,723
United Utilities Group plc	600	8,076

		42,573

Total Utilities		750,522

Total Common Stocks (98.3%) (Cost $10,452,186)		11,277,828

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	120,068	120,068

Total Short-Term Investment (1.0%) (Cost $120,068)		120,068

Total Investments (99.3%) (Cost $10,572,254)		11,397,896
Other Assets Less Liabilities (0.7%)		85,828

Net Assets (100%)		$11,483,724

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2016, the market value of these securities amounted to $12,980 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	2.3%
Belgium	0.2
Bermuda	0.1
Canada	5.3
Denmark	0.7
Finland	0.4
France	3.2
Germany	3.0
Hong Kong	0.6
Ireland	1.4
Italy	0.4
Japan	7.5
Netherlands	0.4
Norway	0.2
Singapore	1.1
Spain	0.7
Sweden	1.1
Switzerland	3.4
United Kingdom	6.8
United States	60.5
Cash and Other	0.7

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$851,476	$413,046	$—	$1,264,522
Consumer Staples	1,405,196	765,627	—	2,170,823
Energy	178,981	43,025	—	222,006
Financials	1,198,448	548,405	—	1,746,853
Health Care	1,180,557	435,193	—	1,615,750
Industrials	949,116	666,395	—	1,615,511
Information Technology	960,811	162,495	—	1,123,306
Materials	241,701	193,493	—	435,194
Telecommunication Services	127,272	206,069	—	333,341
Utilities	555,187	195,335	—	750,522
Short-Term Investments
Investment Companies	120,068	—	—	120,068

Total Assets	$7,768,813	$3,629,083	$—	$11,397,896

Total Liabilities	$—	$—	$—	$—

Total	$7,768,813	$3,629,083	$—	$11,397,896

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,166,068
Aggregate gross unrealized depreciation	(342,681)

Net unrealized appreciation	$823,387

Federal income tax cost of investments	$10,574,509

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (37.9%)
Asset-Backed Securities (20.0%)
ABFC Trust,
Series 2007-NC1 A2
0.788%, 5/25/37(l)§	$250,000	$186,171
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE6 M1
0.958%, 10/25/35(l)	200,000	172,655
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R9 M2
1.463%, 10/25/34(l)	154,504	152,697
BA Credit Card Trust,
Series 2014-A2 A
0.751%, 9/16/19(l)	90,000	90,072
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE2 2A2
0.598%, 2/25/37(l)	265,348	255,363
Brazos Higher Education Authority, Inc.,
Series 2005-2 A10
0.760%, 12/26/19(l)	42,573	42,532
Series 2011-1 A2
1.462%, 2/25/30(l)	56,823	56,812
Chase Funding Trust,
Series 2002-3 2A1
1.128%, 8/25/32(l)	4,349	4,032
Citigroup Mortgage Loan Trust,
Series 2005-OPT3 M2
1.163%, 5/25/35(l)	156,405	155,578
Series 2007-AHL1 A2B
0.628%, 12/25/36(l)	306,285	279,609
Series 2007-AMC1 A1
0.648%, 12/25/36(l)§	236,006	148,248
Series 2007-AMC3 A1
0.748%, 3/25/37(l)§	190,565	143,403
Series 2007-FS1 1A1
4.590%, 10/25/37(e)§	316,484	288,979
Countrywide Asset-Backed Certificates,
Series 2002-3 1A1
1.228%, 5/25/32(l)	8,395	7,719
Series 2006-26 1A
0.628%, 6/25/37(l)	166,764	126,905
Series 2007-2 1A
0.628%, 8/25/37(l)	329,063	239,779
Series 2007-9 1A
0.688%, 6/25/47(l)	413,855	276,241
CWABS Asset-Backed Certificates Trust,
Series 2004-15 MV4
1.728%, 4/25/35(l)	180,000	179,595
Series 2005-3 MV5
1.158%, 8/25/35(l)	200,000	182,292
Series 2006-14 2A2
0.638%, 2/25/37(l)	180,529	172,945
Series 2006-18 2A2
0.648%, 3/25/37(l)	280,913	265,002
Education Loan Asset-Backed Trust I,
Series 2013-1 A1
1.288%, 6/25/26(l)§	135,792	134,496
First Franklin Mortgage Loan Trust,
Series 2005-FF10 A5
0.848%, 11/25/35(l)	500,000	382,361
Series 2005-FF5 M2
1.223%, 5/25/35(l)	137,511	135,588
Series 2006-FF10 A4
0.638%, 7/25/36(l)	223,404	219,036
First NLC Trust,
Series 2007-1 A3
0.668%, 8/25/37(l)§	225,989	124,516
Greenpoint Manufactured Housing,
Series 2000-1 A4
8.140%, 3/20/30(l)	155,760	166,173
GSAMP Trust,
Series 2005-HE4 M1
0.938%, 7/25/45(l)	67,544	67,525
Series 2006-FM3 A2C
0.688%, 11/25/36(l)	306,257	170,082
Home Equity Asset Trust,
Series 2005-3 M5
1.523%, 8/25/35(l)	200,000	154,604
Honda Auto Receivables Owner Trust,
Series 2015-2 A2
0.690%, 8/21/17	31,164	31,158
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 2A1
0.538%, 10/25/36(l)	36,650	18,334
JP Morgan Mortgage Acquisition Trust,
Series 2006-FRE2 M1
0.828%, 2/25/36(l)	200,000	161,154
Series 2006-WMC2 A1
0.623%, 7/25/36(l)	164,488	121,781
Series 2007-CH1 AV5
0.728%, 11/25/36(l)	158,874	157,162
Series 2007-CH4 A4
0.648%, 1/25/36(l)	600,000	556,668
Long Beach Mortgage Loan Trust,
Series 2005-1 M2
1.283%, 2/25/35(l)	107,479	106,383
Series 2005-2 M4
1.418%, 4/25/35(l)	161,391	156,956
Series 2005-3 1A
0.748%, 8/25/45(l)	213,705	163,345
Series 2006-10 2A2
0.598%, 11/25/36(l)	495,160	196,230
MASTR Asset Backed Securities Trust,
Series 2006-AB1 A2
0.718%, 2/25/36(l)	37,294	37,228
Series 2006-HE1 A4
0.778%, 1/25/36(l)	317,536	311,564
MASTR Specialized Loan Trust,
Series 2007-1 A
0.858%, 1/25/37(l)§	391,157	218,934

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE3 A2A
0.548%, 12/25/36(l)	$634,556	$376,192
Series 2007-NC2 A1
0.618%, 2/25/37(l)§	198,940	137,940
Morgan Stanley Home Equity Loan Trust,
Series 2006-3 A4
0.748%, 4/25/36(l)	438,536	310,925
Series 2007-1 A3
0.628%, 12/25/36(l)	319,678	174,746
Navient Student Loan Trust,
Series 2014-1 A3
0.998%, 6/25/31(l)	170,000	163,544
Series 2014-2 A
1.128%, 3/25/83(l)	148,299	141,038
Series 2016-2 A3
1.988%, 6/25/65(l)§	180,000	182,852
Nelnet Student Loan Trust,
Series 2005-4 B
0.927%, 9/22/35(l)	133,506	104,852
Series 2006-2 B
0.915%, 1/25/38(l)	106,137	84,965
Series 2007-1 A3
0.732%, 5/27/25(l)	180,000	169,724
Series 2014-2A A3
1.338%, 7/27/37(l)§	200,000	185,835
Series 2014-4A A2
1.438%, 11/25/43(l)§	85,000	76,388
Nissan Auto Receivables Owner Trust,
Series 2015-A A2
0.670%, 9/15/17	20,521	20,516
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2 A4
0.758%, 3/25/36(l)	205,000	176,046
NovaStar Mortgage Funding Trust,
Series 2005-2 M1
1.133%, 10/25/35(l)	114,388	113,768
Option One Mortgage Loan Trust,
Series 2005-1 A4
1.288%, 2/25/35(l)	135,407	136,799
RAMP Trust,
Series 2006-RZ3 A2
0.648%, 8/25/36(l)	86,506	86,634
Series 2007-RS2 A3
0.858%, 5/25/37(l)	183,574	106,762
RASC Trust,
Series 2005-KS10 M1
0.898%, 11/25/35(l)	180,000	177,125
Series 2005-KS7 M3
0.968%, 8/25/35(l)	180,000	177,902
Series 2006-KS9 AI3
0.648%, 11/25/36(l)	333,045	297,624
SG Mortgage Securities Trust,
Series 2007-NC1 A2
0.728%, 12/25/36(l)§	273,592	165,531
SLM Student Loan Trust,
Series 2004-10 A6B
1.265%, 4/27/26(l)§	150,000	146,425
Series 2004-10 B
1.085%, 1/25/40(l)	131,874	104,246
Series 2004-2 B
1.185%, 7/25/39(l)	121,964	103,145
Series 2006-9 A5
0.815%, 1/26/26(l)	150,000	146,941
Series 2007-3 A4
0.775%, 1/25/22(l)	200,000	186,125
Series 2007-6 B
1.565%, 4/27/43(l)	158,843	133,996
Series 2007-8 B
1.715%, 4/27/43(l)	132,134	109,994
Series 2008-2 B
1.915%, 1/25/83(l)	100,000	83,755
Series 2008-3 A3
1.715%, 10/25/21(l)	149,157	145,774
Series 2008-5 A4
2.415%, 7/25/23(l)	155,499	155,901
Series 2008-9 B
2.965%, 10/25/83(l)	70,000	65,797
Series 2012-7 B
2.288%, 9/25/43(l)	100,000	88,988
Series 2013-4 A
1.038%, 6/25/27(l)	161,530	155,456
Series 2013-6 A2
0.988%, 2/25/21(l)	94,335	94,189
Soundview Home Loan Trust,
Series 2007-OPT1 2A1
0.568%, 6/25/37(l)	250,044	161,025
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-WF4 M6
1.158%, 11/25/35(l)	500,000	335,757
Series 2006-GEL4 A3
0.788%, 10/25/36(l)§	200,000	185,251
Telos CLO Ltd.,
Series 2016-7A A
2.329%, 4/17/25(l)§	297,477	297,952
Toyota Auto Receivables Owner Trust,
Series 2014-B A3
0.760%, 3/15/18	50,617	50,588
Series 2016-B A2A
1.020%, 10/15/18	90,000	89,999
Vermont Student Assistance Corp.,
Series 2012-1 A
1.149%, 7/28/34(l)	54,265	52,810
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-2 A3
0.718%, 4/25/37(l)	180,765	160,036

		13,839,765

Non-Agency CMO (17.9%)
1211 Avenue of the Americas Trust,
Series 2015-1211 A1A2
3.901%, 8/10/35§	35,000	39,031
225 Liberty Street Trust,
Series 2016-225L A
3.597%, 2/10/36§	55,000	60,505
Alternative Loan Trust,
Series 2005-76 1A1
1.935%, 1/25/36(l)	160,930	146,292
Series 2006-HY12 A5
2.996%, 8/25/36(l)	137,853	129,171
Series 2006-OA19 A1
0.667%, 2/20/47(l)	372,694	249,732

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK A
3.534%, 3/10/37(l)§	$55,000	$59,832
Series 2015-200P A
3.218%, 4/14/33§	95,000	101,630
Banc of America Commercial Mortgage Trust,
Series 2006-3 A4
5.889%, 7/10/44(l)	7,410	7,460
Series 2006-6 A4
5.356%, 10/10/45	108,006	108,284
Series 2007-2 A4
5.624%, 4/10/49(l)	158,181	159,921
Bayview Commercial Asset Trust,
Series 2004-3 A1
0.858%, 1/25/35(l)§	159,530	141,595
Bear Stearns ALT-A Trust,
Series 2004-9 3A1
2.864%, 9/25/34(l)	161,053	156,552
Series 2005-10 22A1
2.933%, 1/25/36(l)	337,950	288,853
Series 2005-2 2A4
2.822%, 4/25/35(l)	147,154	136,662
CIM Trust,
Series 15-4AG A1
2.467%, 10/25/57(l)§	149,034	144,582
Citigroup Commercial Mortgage Trust,
Series 2013-GC17 A4
4.131%, 11/10/46	40,000	45,210
Citigroup Mortgage Loan Trust,
Series 2015-2 1A1
0.653%, 6/25/47(l)§	169,733	156,293
COMM Mortgage Trust,
Series 2013-CR12 A4
4.046%, 10/10/46	105,000	118,558
Series 2013-WWP A2
3.424%, 3/10/31§	45,000	48,540
Series 2014-277P A
3.611%, 8/10/49(l)§	50,000	55,296
Series 2015-3BP A
3.178%, 2/10/35§	55,000	58,617
Series 2016-787S A
3.545%, 2/10/36§	50,000	54,961
Series 2016-CR28 A4
3.762%, 2/10/49	110,000	122,393
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3 1A2
0.778%, 4/25/35(l)	156,365	138,474
DBUBS Mortgage Trust,
Series 2011-LC3A XA
1.009%, 8/10/44 IO(l)§	3,129,907	18,254
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-2 2A1
0.788%, 9/25/47(l)	174,427	137,824
DSLA Mortgage Loan Trust,
Series 2006-AR2 2A1A
0.683%, 10/19/36(l)	178,061	147,985
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7 A1
2.693%, 1/25/37(l)	186,732	153,088
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
2.661%, 10/25/35(l)	185,967	159,095
GE Business Loan Trust,
Series 2005-1A A3
0.731%, 6/15/33(l)§	110,550	102,658
Series 2007-1A A
0.651%, 4/16/35(l)§	149,894	141,210
GS Mortgage Securities Trust,
Series 2012-GC6 A2
2.539%, 1/10/45	83,971	84,131
Series 2012-GC6 XA
2.018%, 1/10/45 IO(l)§	827,050	68,121
Series 2013-GC13 XA
0.258%, 7/10/46 IO(l)	4,824,387	35,763
GSR Mortgage Loan Trust,
Series 2005-AR7 6A1
2.909%, 11/25/35(l)	135,718	133,753
Impac CMB Trust,
Series 2005-1 1A1
1.008%, 4/25/35(l)	98,725	86,775
Impac Secured Assets Trust,
Series 2007-2 1A1A
0.598%, 5/25/37(l)	215,795	139,749
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR6 6A1
3.131%, 10/25/34(l)	102,156	98,460
Series 2006-AR4 A1A
0.698%, 5/25/46(l)	248,679	212,728
Series 2007-AR15 2A1
4.035%, 8/25/37(l)	288,345	222,546
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 A1A
5.257%, 5/15/47	104,185	104,663
Series 2010-C2 A2
3.616%, 11/15/43§	144,374	147,544
Series 2010-CNTR A1
3.300%, 8/5/32§	85,410	87,609
Series 2011-C3 A3
4.388%, 2/15/46§	165,000	171,109
Series 2011-C3 XA
1.043%, 2/15/46 IO(b)(l)§	446,097	13,701
Series 2012-C6 XA
1.833%, 5/15/45 IO(l)	760,256	49,591
Series 2012-C8 XA
2.032%, 10/15/45 IO(l)	804,072	60,365
Series 2012-CBX XA
1.698%, 6/15/45 IO(l)	727,773	46,604
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 XA
0.829%, 7/15/45 IO(l)	2,346,563	68,134
Series 2013-C14 XA
0.943%, 8/15/46 IO(l)	2,492,944	74,105
Series 2013-C15 XA
1.352%, 11/15/45 IO(l)	1,025,985	54,942
LB-UBS Commercial Mortgage Trust,
Series 2007-C6 A4
5.858%, 7/15/40(l)	151,026	155,726

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman Brothers Small Balance Commercial,
Series 2005-2A 1A
0.738%, 9/25/30(l)§	$111,525	$105,260
Lehman XS Trust,
Series 2005-5N 3A1A
0.788%, 11/25/35(l)	166,776	148,899
Series 2007-4N 1A2A
0.648%, 3/25/47(l)	408,565	335,445
Merrill Lynch Mortgage Investors Trust,
Series 2004-HB1 A3
2.532%, 4/25/29(l)	159,103	154,663
Series 2005-A9 2A1E
2.843%, 12/25/35(l)	147,015	139,339
Series 2006-2 2A
2.520%, 5/25/36(l)	143,823	142,425
ML-CFC Commercial Mortgage Trust,
Series 2007-6 A2
5.331%, 3/12/51	49,615	49,785
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12 XA
0.948%, 10/15/46 IO(l)	883,145	32,820
Series 2013-C7 XA
1.591%, 2/15/46 IO(l)	952,639	61,150
Series 2013-C7 A4
2.918%, 2/15/46	45,000	47,389
Morgan Stanley Capital I Trust,
Series 2007-IQ14 A2
5.610%, 4/15/49	107,638	107,407
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	170,000	172,724
Series 2011-C3 A2
3.224%, 7/15/49	22,263	22,250
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	30,000	32,977
RALI Trust,
Series 2006-QA10 A2
0.668%, 12/25/36(l)	208,050	167,424
Series 2006-QA2 1A1
0.738%, 2/25/36(l)	259,620	175,964
Series 2006-QA5 1A1
0.668%, 7/25/36(l)	258,450	162,684
Residential Asset Securitization Trust,
Series 2005-A10 A4
5.500%, 9/25/35	129,315	112,518
Sequoia Mortgage Trust,
Series 2004-12 A1
1.027%, 1/20/35(l)	145,695	133,360
Series 2004-6 A1
2.382%, 7/20/34(l)	143,517	137,822
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20 1A1
2.925%, 1/25/35(l)	180,431	166,774
Series 2004-8 3A
2.957%, 7/25/34(l)	148,481	147,078
Series 2005-12 3A1
2.904%, 6/25/35(l)	140,482	129,958
Series 2005-15 1A1
2.987%, 7/25/35(l)	186,732	155,419
Series 2005-16XS A1
0.828%, 8/25/35(l)	145,131	136,856
Series 2005-17 5A1
2.799%, 8/25/35(l)	175,836	158,727
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6 1A3
0.678%, 7/25/46(l)	511,268	369,617
Series 2006-AR7 A10
0.688%, 8/25/36(l)	180,461	156,533
VNDO Mortgage Trust,
Series 2012-6AVE A
2.996%, 11/15/30§	62,000	65,559
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26 A3
6.011%, 6/15/45(l)	4,089	4,092
Series 2007-C30 A3
5.246%, 12/15/43	144,787	144,919
Series 2007-C30 A5
5.342%, 12/15/43	175,000	176,953
Series 2007-C30 APB
5.294%, 12/15/43	7,185	7,178
Series 2007-C32 A2
5.697%, 6/15/49(l)	181,768	182,565
Series 2007-C32 APB
5.702%, 6/15/49(l)	65,797	66,063
Series 2007-C33 A4
5.948%, 2/15/51(l)	156,030	159,063
Wachovia Mortgage Loan Trust,
Series 2006-AMN1 A3
0.728%, 8/25/36(l)	235,681	146,610
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR11 A1A
0.808%, 8/25/45(l)	156,401	150,720
Series 2005-AR13 A1A1
0.778%, 10/25/45(l)	242,557	228,788
Series 2005-AR8 2A1A
0.778%, 7/25/45(l)	156,461	152,413
Series 2006-AR3 A1A
1.455%, 2/25/46(l)	187,253	173,643
Series 2007-HY3 1A1
2.379%, 3/25/37(l)	176,170	149,618
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-OA1 2A
1.175%, 12/25/46(l)	291,292	204,931
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-I 1A1
2.886%, 7/25/34(l)	52,719	54,247
Series 2006-AR10 5A6
3.079%, 7/25/36(l)	279,773	267,549
Series 2006-AR12 1A1
3.049%, 9/25/36(l)	141,390	133,758
Series 2006-AR4 1A1
3.201%, 4/25/36(l)	140,602	130,634
Series 2006-AR8 3A2
2.852%, 4/25/36(l)	143,818	137,067

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
WF-RBS Commercial Mortgage Trust,
Series 2014-C23 XA
0.699%, 10/15/57 IO(l)		$930,551	$34,996

			12,339,310

Total Asset-Backed and Mortgage-Backed Securities			26,179,075

Corporate Bonds (20.0%)
Consumer Discretionary (0.7%)
Hotels, Restaurants & Leisure (0.1%)
Churchill Downs, Inc.
5.375%, 12/15/21§		17,000	17,383
5.375%, 12/15/21		34,000	34,765

			52,148

Media (0.6%)
Cable One, Inc.
5.750%, 6/15/22§		35,000	36,662
Carmike Cinemas, Inc.
6.000%, 6/15/23(b)§		35,000	36,662
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20§		18,000	18,477
Charter Communications Operating LLC
3.500%, 1/24/23(l)		99,750	100,160
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484%, 10/23/45§		90,000	107,163
DISH DBS Corp.
5.875%, 7/15/22		17,000	16,958
Nexstar Broadcasting, Inc.
6.125%, 2/15/22§		35,000	36,138
Sinclair Television Group, Inc.
5.875%, 3/15/26§		35,000	36,859
Sirius XM Radio, Inc.
5.750%, 8/1/21§		35,000	36,400
Univision Communications, Inc.
5.125%, 5/15/23§		18,000	18,495

			443,974

Total Consumer Discretionary			496,122

Consumer Staples (0.9%)
Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc.
3.650%, 2/1/26		31,000	33,086
4.900%, 2/1/46		57,000	69,225
Constellation Brands, Inc.
6.000%, 5/1/22		53,000	61,215
DS Services of America, Inc.
10.000%, 9/1/21§		35,000	39,308
Molson Coors Brewing Co.
3.000%, 7/15/26		70,000	71,239

			274,073

Food & Staples Retailing (0.3%)
CVS Health Corp.
4.875%, 7/20/35		70,000	83,972
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26		95,000	99,414
4.800%, 11/18/44		30,000	33,855

			217,241

Food Products (0.1%)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, 1/15/24§		35,000	37,187
TreeHouse Foods, Inc.
6.000%, 2/15/24§		35,000	37,538

			74,725

Personal Products (0.1%)
NBTY, Inc.
7.625%, 5/15/21§		18,000	18,360

Total Consumer Staples			584,399

Energy (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
5.750%, 9/15/19		100,000	104,455
BP Capital Markets plc
3.062%, 3/17/22		70,000	73,457
Devon Energy Corp.
5.850%, 12/15/25		20,000	21,911
Enbridge Energy Partners LP
5.875%, 10/15/25		40,000	44,014
Energy Transfer Equity LP
5.500%, 6/1/27		10,000	9,700
Energy Transfer Partners LP
3.774%, 11/1/66(l)		65,000	44,401
Petrobras Global Finance B.V.
7.875%, 3/15/19		58,000	61,146
5.750%, 1/20/20		100,000	99,810
8.375%, 5/23/21(b)		300,000	316,582
Pioneer Natural Resources Co.
3.450%, 1/15/21		40,000	41,276
Regency Energy Partners LP/Regency Energy Finance Corp.
5.000%, 10/1/22		150,000	157,666
Texas Eastern Transmission LP
2.800%, 10/15/22§		100,000	99,721

Total Energy			1,074,139

Financials (10.5%)
Banks (6.7%)
ABN AMRO Bank N.V.
4.750%, 7/28/25§		200,000	209,251
Bank of America Corp.
3.300%, 1/11/23		400,000	416,847
3.875%, 8/1/25		300,000	321,737
3.500%, 4/19/26		200,000	208,514
Barclays Bank plc
7.625%, 11/21/22		200,000	223,560
Barclays plc
3.650%, 3/16/25		75,000	74,132
Capital One Bank USA N.A.
1.150%, 11/21/16		140,000	140,002
CIT Group, Inc.
5.250%, 3/15/18		35,000	36,313
Citigroup, Inc.
1.300%, 11/15/16		175,000	175,204
5.950%, 5/15/25(l)(y)		200,000	206,000
6.250%, 8/15/26(l)(y)		100,000	107,500
Credit Agricole S.A.
7.500%, 6/23/26(l)(m)(y)	GBP	100,000	127,064

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25		$250,000	$249,308
Discover Bank/Greenwood DE
2.000%, 2/21/18		75,000	75,182
HBOS plc
1.331%, 9/30/16(l)		75,000	74,846
HSBC Holdings plc
6.000%, 9/29/23(l)(m)(y)	EUR	200,000	226,171
ICICI Bank Ltd.
6.375%, 4/30/22(l)(m)		$100,000	101,567
JPMorgan Chase & Co.
7.900%, 4/30/18(l)(y)		200,000	208,000
2.550%, 10/29/20		105,000	107,394
2.153%, 3/1/21(l)		200,000	204,000
3.900%, 7/15/25		175,000	189,738
KBC Bank N.V.
8.000%, 1/25/23(l)(m)		200,000	214,000
Royal Bank of Scotland Group plc
1.875%, 3/31/17		90,000	89,888
7.500%, 8/10/20(l)(y)		100,000	96,850
Santander UK Group Holdings plc
2.875%, 10/16/20		85,000	85,883
Santander UK plc
2.500%, 3/14/19		200,000	202,925
Toronto-Dominion Bank
1.657%, 4/7/21(l)		100,000	101,052
Wells Fargo & Co.
2.600%, 7/22/20		100,000	103,219
3.000%, 4/22/26		85,000	87,371

			4,663,518

Capital Markets (1.5%)
Goldman Sachs Group, Inc.
3.850%, 7/8/24		245,000	262,606
3.500%, 1/23/25		100,000	103,967
Morgan Stanley
5.550%, 4/27/17		100,000	103,191
5.625%, 9/23/19		200,000	222,972
3.875%, 4/29/24		100,000	107,221
UBS AG
7.250%, 2/22/22(l)(m)		200,000	205,500

			1,005,457

Consumer Finance (0.8%)
American Express Credit Corp.
2.800%, 9/19/16		100,000	100,261
Ford Motor Credit Co. LLC
8.000%, 12/15/16		150,000	153,817
3.157%, 8/4/20		200,000	207,208
General Motors Financial Co., Inc.
3.200%, 7/6/21		50,000	50,560
Navient Corp.
6.625%, 7/26/21		50,000	50,500

			562,346

Diversified Financial Services (0.4%)
Bank of America N.A.
5.300%, 3/15/17		100,000	102,530
Berkshire Hathaway, Inc.
3.125%, 3/15/26		100,000	106,157
MSCI, Inc.
5.750%, 8/15/25§		15,000	16,272
Shell International Finance B.V.
3.250%, 5/11/25		50,000	52,422

			277,381

Real Estate Investment Trusts (REITs) (1.1%)
AvalonBay Communities, Inc.
5.750%, 9/15/16		150,000	150,809
DuPont Fabros Technology LP
5.875%, 9/15/21		35,000	36,684
HCP, Inc.
4.000%, 12/1/22		75,000	78,995
Ventas Realty LP
4.125%, 1/15/26		125,000	135,344
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%, 9/17/19§		200,000	204,628
Welltower, Inc.
3.750%, 3/15/23		150,000	156,704

			763,164

Total Financials			7,271,866

Health Care (1.7%)
Biotechnology (0.4%)
Amgen, Inc.
4.663%, 6/15/51§		100,000	107,394
Biogen, Inc.
3.625%, 9/15/22		55,000	59,014
Celgene Corp.
5.000%, 8/15/45		50,000	57,562
Gilead Sciences, Inc.
4.500%, 2/1/45		50,000	56,087

			280,057

Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp.
3.850%, 5/15/25		100,000	107,412
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25		100,000	105,013

			212,425

Health Care Providers & Services (0.5%)
DaVita HealthCare Partners, Inc.
5.000%, 5/1/25		50,000	50,440
Fresenius Medical Care U.S. Finance II, Inc.
4.750%, 10/15/24§		50,000	53,250
HCA, Inc.
4.750%, 5/1/23		70,000	72,800
Molina Healthcare, Inc.
5.375%, 11/15/22§		35,000	35,700
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§		35,000	36,354
Tenet Healthcare Corp.
4.153%, 6/15/20(l)		35,000	35,035
6.000%, 10/1/20		17,000	17,977
4.500%, 4/1/21		17,000	17,065
WellCare Health Plans, Inc.
5.750%, 11/15/20		17,000	17,585

			336,206

Life Sciences Tools & Services (0.0%)
Quintiles Transnational Corp.
4.875%, 5/15/23§		18,000	18,461

Pharmaceuticals (0.5%)
AbbVie, Inc.
3.600%, 5/14/25		100,000	106,041
4.700%, 5/14/45		75,000	82,639
Actavis Funding SCS
3.800%, 3/15/25		70,000	74,171

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23§	$50,000	$41,000
5.875%, 5/15/23§	7,000	5,845
6.125%, 4/15/25§	49,000	40,670

		350,366

Total Health Care		1,197,515

Industrials (1.3%)
Aerospace & Defense (0.0%)
TransDigm, Inc.
6.375%, 6/15/26§	21,000	21,525

Airlines (0.6%)
American Airlines Pass-Through Trust
Series 2011-1 A
5.250%, 1/31/21	118,593	128,222
Continental Airlines Pass-Through Trust
Series 1998-1 A
6.648%, 9/15/17	69,298	70,899
Delta Airlines Pass-Through Trust
Series 2002-1 G-1
6.718%, 1/2/23	176,086	201,407
United Airlines Pass-Through Trust
Series 2009-2 A
9.750%, 1/15/17	46,771	48,263

		448,791

Building Products (0.1%)
Standard Industries, Inc.
5.125%, 2/15/21§	35,000	36,488

Commercial Services & Supplies (0.3%)
Aramark Services, Inc.
5.125%, 1/15/24§	32,000	33,059
Clean Harbors, Inc.
5.125%, 6/1/21	35,000	35,658
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, 5/15/23§	100,000	106,750

		175,467

Professional Services (0.1%)
IHS Markit Ltd.
5.000%, 11/1/22(b)§	35,000	35,962

Trading Companies & Distributors (0.2%)
International Lease Finance Corp.
7.125%, 9/1/18§	150,000	165,750

Total Industrials		883,983

Information Technology (0.5%)
IT Services (0.0%)
First Data Corp.
5.375%, 8/15/23§	35,000	35,962

Semiconductors & Semiconductor Equipment (0.1%)
Avago Technologies, Term Loan B
4.250%, 11/3/22(l)	46,747	46,818

Software (0.2%)
Microsoft Corp.
4.450%, 11/3/45	70,000	80,514

Oracle Corp.
2.400%, 9/15/23	70,000	70,606
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	18,000	18,585

		169,705

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
4.650%, 2/23/46	85,000	96,219
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.020%, 6/15/26§	15,000	16,037

		112,256

Total Information Technology		364,741

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
4.350%, 6/15/45	75,000	75,316
Intelsat Jackson Holdings S.A.
5.500%, 8/1/23	70,000	45,850
Level 3 Financing, Inc.
5.125%, 5/1/23	35,000	36,225
SFR Group S.A.
7.375%, 5/1/26§	200,000	199,760
Verizon Communications, Inc.
5.150%, 9/15/23	200,000	234,948
4.862%, 8/21/46	125,000	139,731

		731,830

Wireless Telecommunication Services (0.6%)
Altice Financing S.A.
7.500%, 5/15/26§	200,000	201,500
Sprint Communications, Inc.
6.000%, 12/1/16	100,000	100,880
9.000%, 11/15/18§	35,000	37,933
Sprint Corp.
7.875%, 9/15/23	20,000	18,276
T-Mobile USA, Inc.
6.250%, 4/1/21	35,000	36,621
6.731%, 4/28/22	35,000	36,620

		431,830

Total Telecommunication Services		1,163,660

Utilities (1.1%)
Electric Utilities (0.6%)
Emera U.S. Finance LP
2.700%, 6/15/21§	100,000	102,329
Florida Power & Light Co.
4.050%, 10/1/44	100,000	113,939
Northern States Power Co.
4.125%, 5/15/44	100,000	116,388
Public Service Co. of New Mexico
3.850%, 8/1/25	100,000	104,980

		437,636

Gas Utilities (0.3%)
Perusahaan Gas Negara Persero Tbk
5.125%, 5/16/24§	200,000	216,500

Independent Power and Renewable Electricity Producers (0.0%)
Dynegy, Inc.
5.875%, 6/1/23	10,000	8,900

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43		$100,000	$125,421

Total Utilities			788,457

Total Corporate Bonds			13,824,882

Government Securities (35.9%)
Agency CMO (15.7%)
Federal Farm Credit Bank
0.525%, 12/28/16(l)		285,000	286,660
0.650%, 5/30/17(l)		350,000	350,296
Federal Home Loan Mortgage Corp.
0.492%, 4/20/17(l)		350,000	349,935
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.366%, 11/25/19 IO(l)		1,122,032	43,632
1.157%, 4/25/20 IO(l)		905,637	27,324
1.038%, 7/25/20(l)		90,849	90,972
0.845%, 5/25/22(l)		158,368	157,334
0.457%, 6/25/22 IO(l)		1,584,284	27,323
0.714%, 12/25/22 IO(l)		1,549,895	50,311
1.433%, 1/25/23 IO(l)		545,937	33,670
Federal National Mortgage Association
0.507%, 7/20/17(l)		350,000	350,510
0.478%, 10/5/17(l)		350,000	349,792
1.451%, 2/25/18		151,247	151,338
2.800%, 3/1/18		164,727	166,709
0.659%, 6/25/18(l)		221,160	220,705
0.838%, 8/25/18(l)		158,501	158,421
0.649%, 9/25/18(l)		179,345	178,908
1.465%, 1/25/19 IO(l)		979,283	26,521
4.550%, 10/1/19		76,944	83,558
4.910%, 10/1/19		63,426	69,487
4.685%, 2/1/20		113,531	123,911
0.735%, 6/25/20 IO(l)		3,065,967	81,646
0.894%, 7/25/20 IO(l)		438,398	14,387
3.416%, 10/1/20		76,700	82,043
3.762%, 12/1/20		77,729	83,973
0.260%, 5/25/21 IO(l)		5,537,214	56,813
1.227%, 7/25/21 IO(l)		1,327,075	68,287
0.739%, 10/25/21(l)		36,733	36,370
0.453%, 11/25/22 IO(l)		2,451,822	55,464
3.110%, 2/1/28		115,000	123,494
3.150%, 2/1/28		74,531	80,405
3.259%, 2/1/28		45,000	48,893
3.200%, 3/1/31		115,000	122,026
3.480%, 11/1/35		55,000	59,995
3.500%, 8/25/46 TBA		5,200,000	5,492,094
Government National Mortgage Association
2.800%, 1/16/34		51,137	51,201
2.450%, 2/16/39		34,696	34,749
3.992%, 9/16/43		149,754	152,550
3.500%, 3/15/45		791,222	841,879
1.033%, 11/16/54 IO(l)		815,902	64,470

			10,848,056

Foreign Governments (5.2%)
Autonomous Community of Catalonia
4.300%, 11/15/16	EUR	100,000	111,837
Federative Republic of Brazil
(Zero Coupon), 10/1/16	BRL	1,200,000	361,245
Hellenic Republic Government Bond
3.375%, 7/17/17(m)	EUR	200,000	216,366
3.800%, 8/8/17	JPY	5,000,000	43,735
Japanese Treasury Bills
(Zero Coupon), 9/5/16		30,000,000	294,039
(Zero Coupon), 9/20/16		80,000,000	784,172
(Zero Coupon), 10/11/16		100,000,000	980,427
Republic of Croatia
6.625%, 7/14/20(m)		$100,000	110,250
Republic of Slovenia
5.850%, 5/10/23(m)		300,000	350,680
Romanian Government International Bond
4.875%, 1/22/24(m)		90,000	100,912
United Mexican States
3.500%, 1/21/21		200,000	212,250

			3,565,913

Municipal Bonds (0.4%)
City of New York, General Obligation Bonds Series D
5.985%, 12/1/36		100,000	135,449
New York City Transitional Finance Authority
5.267%, 5/1/27		115,000	144,743
State of Illinois, General Obligation Bonds
5.100%, 6/1/33		10,000	9,769

			289,961

U.S. Treasuries (14.6%)
U.S. Treasury Bonds
2.500%, 5/15/46		200,000	213,863
U.S. Treasury Notes
0.625%, 8/31/17		1,760,000	1,760,144
0.475%, 4/30/18(l)		600,000	600,668
1.875%, 10/31/22		3,800,000	3,949,031
1.375%, 6/30/23		600,000	603,516
0.125%, 7/15/24 TIPS		2,529,375	2,561,565
1.625%, 5/15/26		400,000	406,063

			10,094,850

Total Government Securities			24,798,780

Total Long-Term Debt Securities (93.8%) (Cost $63,809,612)			64,802,737

SHORT-TERM INVESTMENTS:
Government Securities (12.1%)
Federal Home Loan Bank
0.19%, 8/3/16(o)(p)		200,000	199,997
0.23%, 8/5/16(o)(p)		500,000	499,984
0.26%, 8/10/16(o)(p)		100,000	99,993
0.27%, 8/11/16(o)(p)		700,000	699,943
0.28%, 8/26/16(o)(p)		4,000,000	3,999,191
0.28%, 8/29/16(o)(p)		200,000	199,955
0.29%, 9/1/16(o)(p)		100,000	99,974
0.30%, 9/16/16(o)(p)		735,000	734,712
0.33%, 10/7/16(o)(p)		100,000	99,937
Federal National Mortgage Association
0.35%, 10/17/16(o)(p)		380,000	379,709
U.S. Treasury Bills
0.22%, 9/15/16#(p)		54,000	53,985
0.25%, 10/6/16(p)		1,090,000	1,089,501

0.26%, 11/25/16(p)		220,000	219,812

Total Government Securities			8,376,693

Total Short-Term Investments (12.1%) (Cost $8,376,160)			8,376,693

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Interest Rate Swaptions Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.1%)
Bank of America
30 years, December 2018 @
3.05% v. 3 Month LIBOR*	1,150,000	$23,008
JPMorgan Chase & Co.
30 years, September 2016 @
3.35% v. 3 Month LIBOR*	300,000	—

		23,008

Put Interest Rate Swaptions Purchased Receivable (0.0%)
JPMorgan Chase & Co.
2 years, March 2017 @
1.00% v. 3 Month LIBOR*	2,300,000	9,222

Total Options Purchased (0.1%) (Cost $72,415)		32,230

Total Investments Before Options Written (106.0%) (Cost $72,258,187)		73,211,660

OPTIONS WRITTEN:
Call Option Written (0.0%)
Foreign Exchange Option September 2016 GBP versus USD
(Strike Price: USD 1.38)*	(200,000)	(1,121)

Interest Rate Swaptions Written (-0.1%)
Call Interest Rate Swaptions Written Payable (-0.1%)
JPMorgan Chase & Co.
10 years, March 2017 @
1.56% v. 3 Month LIBOR*	(200,000)	(5,897)
10 years, March 2017 @
1.57% v. 3 Month LIBOR*	(300,000)	(9,012)
30 years, September 2016 @
2.25% v. 3 Month LIBOR*	(300,000)	(36,338)

		(51,247)

Put Interest Rate Swaptions Written Receivable (0.0%)
Bank of America
5 years, December 2018 @
2.70% v. 3 Month LIBOR*	(5,800,000)	(25,291)

		(76,538)

Put Options Written (0.0%)
Foreign Exchange Option September 2016 GBP versus USD
(Strike Price: USD 1.38)*	(200,000)	(11,591)
Foreign Exchange Option September 2016 EUR versus USD
(Strike Price: USD 1.08)*	(800,000)	(2,360)

		(13,951)

Total Options Written (-0.1%) (Premiums Received $105,755)		(91,610)

Total Investments after Options Written (105.9%) (Cost $72,152,432)		73,120,050

Other Assets Less Liabilities (-5.9%)		(4,062,771)

Net Assets (100%)		$69,057,279

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2016, the market value of these securities amounted to $7,052,538 or 10.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $53,985.

(b)	Illiquid Security. At July 31, 2016, the market value of these securities amounted to $402,907 or 0.6% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2016. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of July 31, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2016, the market value of these securities amounted to $1,652,510 or 2.4% of net assets.

(o)	Discount Note Security. Effective rate calculated as of July 31, 2016.

(p)	Yield to maturity.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2016.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

Glossary:

BRL — Brazilian Real

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

USD — U.S. Dollar

At July 31, 2016, the Fund had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 7/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	9	September-16	$1,194,421	$1,197,422	$3,001
5 Year U.S. Treasury Notes	14	September-16	1,680,784	1,708,219	27,435
Euro-Bund	4	September-16	728,750	750,446	21,696

					$52,132

Sales
10 Year U.S. Treasury Notes	18	September-16	$2,336,462	$2,394,844	$(58,382)
90 Day Eurodollar	7	September-16	1,736,700	1,736,175	525
90 Day Eurodollar	41	December-16	10,163,388	10,164,413	(1,025)
90 Day Eurodollar	7	March-17	1,734,250	1,734,950	(700)
Long Gilt Bond	1	September-16	161,903	173,306	(11,403)
U.S. Ultra Bond	4	September-16	695,710	762,125	(66,415)

					$(137,400)

					$(85,268)

At July 31, 2016, the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/2/16	JPMorgan Chase Bank	505	$383,775	$374,709	$9,066
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	3	2,279	2,257	22
Brazilian Real vs. U.S. Dollar, expiring 8/2/16	JPMorgan Chase Bank	252	77,844	73,795	4,049
Brazilian Real vs. U.S. Dollar, expiring 9/2/16	Deutsche Bank AG	252	76,985	75,079	1,906
British Pound vs. U.S. Dollar, expiring 8/12/16	Bank of America	25	33,091	36,658	(3,567)

Canadian Dollar vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	82	62,809	63,108	(299)
Chinese Renminbi vs. U.S. Dollar, expiring 8/19/16	Bank of America	1,173	176,208	175,000	1,208
Chinese Renminbi vs. U.S. Dollar, expiring 8/19/16	Deutsche Bank AG	586	87,987	89,296	(1,309)
Chinese Renminbi vs. U.S. Dollar, expiring 8/19/16	Deutsche Bank AG	1,550	232,789	236,000	(3,211)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Bank of America	14	15,657	15,992	(335)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Bank of America	95	106,250	106,643	(393)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Deutsche Bank AG	16	$17,895	$17,720	$175
Japanese Yen vs. U.S. Dollar, expiring 8/2/16	JPMorgan Chase Bank	52,800	517,470	497,341	20,129
Mexican Peso vs. U.S. Dollar, expiring 8/25/16	JPMorgan Chase Bank	2,369	126,021	130,792	(4,771)

					$22,670

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/2/16	JPMorgan Chase Bank	502	$377,665	$381,495	$(3,830)
Australian Dollar vs. U.S. Dollar, expiring 8/2/16	JPMorgan Chase Bank	3	2,258	2,280	(22)
Brazilian Real vs. U.S. Dollar, expiring 8/2/16	Deutsche Bank AG	252	75,853	77,844	(1,991)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,200	324,983	362,540	(37,557)
British Pound vs. U.S. Dollar, expiring 8/12/16	Bank of America	10	14,168	13,236	932
British Pound vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	105	151,736	138,981	12,755
British Pound vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	11	14,611	14,560	51
Canadian Dollar vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	82	63,868	62,809	1,059
Chinese Renminbi vs. U.S. Dollar, expiring 8/19/16	Bank of America	1,972	300,000	296,144	3,856
Chinese Renminbi vs. U.S. Dollar, expiring 8/19/16	Deutsche Bank AG	1,313	200,000	197,189	2,811
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Bank of America	112	125,943	125,263	680
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Bank of America	29	32,949	32,434	515
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Deutsche Bank AG	563	624,939	629,670	(4,731)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	745	850,950	833,223	17,727
Japanese Yen vs. U.S. Dollar, expiring 8/2/16	JPMorgan Chase Bank	1,800	17,547	17,641	(94)
Japanese Yen vs. U.S. Dollar, expiring 8/2/16	JPMorgan Chase Bank	131,100	1,279,008	1,284,853	(5,845)
Japanese Yen vs. U.S. Dollar, expiring 8/22/16	JPMorgan Chase Bank	60,000	566,194	588,430	(22,236)
Japanese Yen vs. U.S. Dollar, expiring 9/6/16	Bank of America	30,000	276,724	294,390	(17,666)
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Bank of America	20,000	189,577	196,383	(6,806)
Japanese Yen vs. U.S. Dollar, expiring 10/11/16	Credit Suisse	100,000	944,707	982,751	(38,044)
Mexican Peso vs. U.S. Dollar, expiring 8/25/16	Bank of America	2,896	155,000	154,096	904

					$(97,532)

					$(74,862)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

Options Written:

Options written for the nine months ended July 31, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - November 1, 2015	21,326,000	$160,261
Options Written	19,800,132	195,391
Options Terminated in Closing Purchase Transactions	(33,326,102)	(237,871)
Options Expired	(30)	(12,026)
Options Exercised	—	—

Options Outstanding - July 31, 2016	7,800,000	$105,755

Credit Default Swap Index Contracts-Sell Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount		Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 7/31/16	Unrealized Appreciation/ (Depreciation)	Market Value
Bank of America	Volkswagen International Finance N.V.	1.000%	EUR	100,000	$(186)	12/20/16	0.182%	$676	$490
Deutsche Bank AG	Argentine Republic	5.000		$100,000	2,913	6/20/17	1.535	734	3,647

					$2,727			$1,410	$4,137

Centrally Cleared Credit Default Swap Index Contracts-Sell Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount	Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 7/31/16	Unrealized Appreciation/ (Depreciation)	Market Value
Credit Suisse	CDX North America High Yield Index	5.000%	$50,000	$1,580	6/20/21	4.019%	$766	$2,346

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

Interest Rate Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Notional Amount		Termination Date	Upfront Premium Received (Paid)	Unrealized Appreciation/ (Depreciation)	Market Value
	Rates Type
Bank of America	1 Day CDI	12.230%	BRL	3,207,608	1/4/21	$12,050	$(1,731)	$10,319
Credit Suisse	1 Day CDI	12.560%		445,947	1/4/21	(83)	6,417	6,334

						$11,967	$4,686	$16,653

Glossary:

CDI — Interbank Certificate of Deposit

Centrally Cleared Interest Rate Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Notional Amount		Termination Date	Upfront Premium Received (Paid)	Unrealized Appreciation/ (Depreciation)	Market Value
	Rates Type
Credit Suisse	3 month LIBOR quarterly	2.500% semi- annually		$600,000	6/15/46	$109,297	$238	$109,535
Credit Suisse	3 month LIBOR quarterly	2.500% semi- annually		500,000	6/15/46	75,084	15,709	90,793
Credit Suisse	0.300% semi- annually	6 month LIBOR semi-annually	JPY	40,000,000	3/18/26	(3,820)	(8,068)	(11,888)
Credit Suisse	2.250% semi- annually	6 month LIBOR semi-annually	GBP	100,000	3/16/46	(8,439)	(33,920)	(42,359)
Credit Suisse	0.300% semi- annually	6 month LIBOR semi-annually	JPY	50,000,000	3/18/26	(6,336)	(8,523)	(14,859)
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		$1,900,000	12/21/23	(39,044)	(26,679)	(65,723)
Wells Fargo Bank N.A.	2.250% semi- annually	3 month LIBOR quarterly		300,000	12/21/46	(27,846)	(7,330)	(35,176)
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		500,000	12/21/26	(9,724)	(6,823)	(16,547)
Wells Fargo Bank N.A.	2.250% semi- annually	3 month LIBOR quarterly		500,000	12/21/46	(40,670)	(17,956)	(58,626)
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		750,000	12/21/26	(13,015)	(11,806)	(24,821)
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		450,000	12/21/26	(8,224)	(6,669)	(14,893)
Wells Fargo Bank N.A.	2.500% semi- annually	3 month LIBOR quarterly		1,400,000	6/15/46	(96,178)	(160,780)	(256,958)
Wells Fargo Bank N.A.	2.300% semi- annually	3 month LIBOR quarterly		700,000	12/3/25	(40,435)	(21,991)	(62,426)
Wells Fargo Bank N.A.	2.000% semi- annually	6 month LIBOR semi-annually	GBP	400,000	3/18/22	1,108	(45,215)	(44,107)
Wells Fargo Bank N.A.	1.250% semi- annually	3 month LIBOR quarterly		$9,800,000	6/15/18	(58,030)	(16,916)	(74,946)
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		3,200,000	12/21/26	(65,136)	(40,768)	(105,904)
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		700,000	12/21/23	(17,218)	(6,996)	(24,214)
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		7,000,000	12/16/18	(130,485)	(17,806)	(148,291)
Wells Fargo Bank N.A.	3 month LIBOR quarterly	2.000% semi- annually		1,400,000	12/16/20	49,147	12,179	61,326

						$(329,964)	$(410,120)	$(740,084)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$13,839,765	$—	$13,839,765
Non-Agency CMO	—	12,339,310	—	12,339,310
Centrally Cleared Credit Default Swaps	—	766	—	766
Centrally Cleared Interest Rate Swaps	—	28,126	—	28,126
Corporate Bonds
Consumer Discretionary	—	496,122	—	496,122
Consumer Staples	—	584,399	—	584,399
Energy	—	1,074,139	—	1,074,139
Financials	—	7,271,866	—	7,271,866
Health Care	—	1,197,515	—	1,197,515
Industrials	—	883,983	—	883,983
Information Technology	—	364,741	—	364,741
Telecommunication Services	—	1,163,660	—	1,163,660
Utilities	—	788,457	—	788,457
Credit Default Swaps	—	1,410	—	1,410
Forward Currency Contracts	—	77,845	—	77,845
Futures	52,657	—	—	52,657
Government Securities
Agency CMO	—	10,848,056	—	10,848,056
Foreign Governments	—	3,565,913	—	3,565,913
Municipal Bonds	—	289,961	—	289,961
U.S. Treasuries	—	10,094,850	—	10,094,850
Interest Rate Swaps	—	6,417	—	6,417
Options Purchased
Interest Rate Swaptions Purchased	—	32,230	—	32,230
Short-Term Investments
Government Securities	—	8,376,693	—	8,376,693

Total Assets	$52,657	$73,326,224	$—	$73,378,881

Liabilities:
Centrally Cleared Interest Rate Swaps	$—	$(438,246)	$—	$(438,246)
Forward Currency Contracts	—	(152,707)	—	(152,707)
Futures	(137,925)	—	—	(137,925)
Interest Rate Swaps	—	(1,731)	—	(1,731)
Options Written
Call Options Written	—	(1,121)	—	(1,121)
Interest Rate Swaptions Written	—	(76,538)	—	(76,538)
Put Options Written	—	(13,951)	—	(13,951)

Total Liabilities	$(137,925)	$(684,294)	$—	$(822,219)

Total	$(85,268)	$72,641,930	$—	$72,556,662

(a)	A security with a market value of $144,582 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,493,293
Aggregate gross unrealized depreciation	(540,558)

Net unrealized appreciation	$952,735

Federal income tax cost of investments	$72,258,925

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the 1290 Funds’ (“the Trust”) Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the Net Asset Values (“NAVs”) of the Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of July 31, 2016 is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Funds’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Fund. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Sub-Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from the pricing agents.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements and any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. At July 31, 2016, none of the Funds applied these procedures.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 27, 2016

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
September 27, 2016